UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23011
PENN CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)
Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)
With copies to:
Gerald McBride
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 302-1500
Registrant's telephone number, including area code
Date of fiscal year end: June 30, 2021
Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.
(a) Furnished herewith.
(b) Not applicable.

SEMIANNUAL REPORT
December 31, 2020
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND

Fund Summaries	1
Disclosure of Fund Expenses	6
Fund	Schedules of Investments

PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
FUND SUMMARY (UNAUDITED)

13,000
12,000
11,000
10,000
9,000
12,124
12,002
11/30/2015
12/31/2015
3/31/2016
6/30/2016
9/30/2016
12/31/2016
3/31/2017
6/30/2017
9/30/2017
12/31/2017
3/31/2018
6/30/2018
9/30/2018
12/13/2018
3/31/2019
6/30/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
Penn Capital Defensive Floating Rate Income Fund - Institutional Class
S&P/LSTA BB Loan Index

This chart assumes an initial gross investment of $10,000 made on November 30, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
Average Annual Total Returns for the Period Ended December 31, 2020	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Defensive Floating Rate Income Fund Institutional Class Shares	0.62%	2.94%	3.88%	3.65%
S&P/LSTA BB Loan Index	0.75%	3.13%	4.02%	3.86%
(1)	Inception date is 11/30/15.
(2)	The return shown for the S&P/LSTA BB Loan Index is from the inception date of the Institutional Class shares.

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on July 17, 2017, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.
Average Annual Total Returns for the Period Ended December 31, 2020	One Year	Three Years	Since Inception(1)
Penn Capital Defensive Short Duration High Income Fund
Institutional Class Shares	0.98%	2.92%	2.63%
ICE BofAML 1-3 Year BB-Rated US Cash Pay High Yield Index	5.44%	5.11%	4.74%
ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index	2.52%	4.47%	4.30%
(1)	Inception date is 7/17/17.
(2)	The return shown for the ICE BofAML 1-3 Year BB-Rated US Cash Pay High Yield Index is from the inception date of the Institutional Class shares.
(3)	The return shown for the ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index is from the inception date of the Institutional Class shares.

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on November 30, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
Average Annual Total Returns for the Period Ended December 31, 2020	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Opportunistic High Income Fund
Institutional Class Shares	3.82%	4.59%	7.10%	6.35%
ICE BofAML US High Yield Constrained Index	6.07%	5.85%	8.42%	7.71%
50% ICE BofAML High Yield Constrained Index -50% S&P/LSTA BB Loan Index	3.41%	4.50%	6.21%	5.79%
(1)	Inception date is 11/30/15.
(2)	The return shown for the ICE BofAML US High Yield Constrained Index is from the inception date of the Institutional Class shares.
(3)	The return for the 50% ICE BofAML High Yield Constrained Index -50% S&P/LSTA BB Loan Index is from the inception date of the Institutional Class shares.

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 17, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
Average Annual Total Returns for the Period Ended December 31, 2020	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class Shares	27.62%	11.33%	14.03%	14.07%
Russell 2000® Index	19.96%	10.25%	13.26%	13.18%
(1)	Inception date is 12/17/15.
(2)	The return shown for the Russell 2000® Index is from the inception date of the Institutional Class shares.

PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on November 30, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
Average Annual Total Returns for the Period Ended December 31, 2020	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class Shares	9.17%	8.74%	12.53%	11.14%
Russell 2500TM Index	19.99%	11.33%	13.64%	12.47%
(1)	Inception date is 11/30/15.
(2)	The return shown for the Russell 2500™ Index is from the inception date of the Institutional Class shares.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE PERIOD FROM JULY 1, 2020 TO DECEMBER 31, 2020
Cost in Dollars of a $1,000 Investment
The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2020 to December 31, 2020, and the impact of those costs on your investment.
Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
This example illustrates your Fund’s ongoing costs in two ways:
Actual Expenses
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended December 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in a Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Penn Capital Defensive Floating Rate Income Fund		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/20	Ending Account Value (Based on Actual Returns and Expenses) 12/31/20	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/20	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,059.50	$3.32	$1,021.98	$3.26
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
(2)
Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses, if any (0.64% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

Penn Capital Defensive Short Duration High Income Fund		Actual		Hypothetical
Share Class	Beginning Account Value 7/1/20	Ending Account Value (Based on Actual Returns and Expenses) 12/31/20	Expenses Paid During Period(1)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/20	Expenses Paid During Period(1)
Institutional Class Shares	$1,000.00	$1,059.30	$2.80	$1,022.48	$2.75
(1)
Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses, if any (0.54% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

Penn Capital Opportunistic High Income Fund		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/20	Ending Account Value (Based on Actual Returns and Expenses) 12/31/20	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/20	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,136.40	$3.88	$1,021.58	$3.67
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
(2)
Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses, if any (0.72% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

Penn Capital Special Situations Small Cap Equity Fund		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/20	Ending Account Value (Based on Actual Returns and Expenses) 12/31/20	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/20	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,594.90	$7.13	$1,019.71	$5.55
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
(2)
Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses, if any (1.09% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

Penn Capital Managed Alpha SMID Cap Equity Fund		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/20	Ending Account Value (Based on Actual Returns and Expenses) 12/31/20	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/20	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,264.70	$6.05	$1,019.86	$5.40
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
(2)
Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses, if any (1.06% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
link
	Principal	Value
Bank Loans: 86.6% (a)(b)
Advertising: 2.6%
Alchemy Copyrights LLC, 4.000% (1 Month US LIBOR + 3.250%), 8/14/27	$179,550	$179,999
Clear Channel Outdoor Holdings, Inc., 3.714% (3 Month US LIBOR + 3.500%), 8/21/26	246,875	237,175
Terrier Media Buyer, Inc., 4.397% (1 Month US LIBOR + 4.250%), 12/17/26	198,000	197,939
Ziggo Financing Partnership, 2.659% (1 Month US LIBOR + 2.500%), 4/30/28	250,000	248,202
		863,315
Aerospace/Defense: 0.5%
Ducommun, Inc., 4.145%, 11/21/25
(1 Month US LIBOR + 4.000%)	124,977	122,165
(1 Month US LIBOR + 4.000%)	31,377	30,671
		152,836
Air Transportation: 1.4%
Allegiant Travel Co., 3.214% (3 Month US LIBOR + 3.000%), 2/5/24	345,111	335,082
United Airlines, Inc., 1.895% (1 Month US LIBOR + 1.750%), 4/1/24	146,574	143,276
		478,358
Auto Parts & Equipment: 0.4%
Dealer Tire LLC, 4.397%, 2/5/2027
(1 Month US LIBOR + 4.250%)	45,202	44,787
(1 Month US LIBOR + 4.250%)	78,548	77,828
		122,615
Brokerage: 0.6%
Victory Capital Holdings, Inc., 2.734% (3 Month US LIBOR + 2.500%), 7/1/26	193,684	192,797

Building Materials: 3.9%
Beacon Roofing Supply, Inc., 2.397% (1 Month US LIBOR + 2.250%), 1/2/25	245,089	243,060
CP Atlas Buyer, Inc., 5.250% (3 Month US LIBOR + 4.500%), 11/23/27	150,000	150,187
CP Atlas Buyer, Inc., 5.250% (3 Month US LIBOR + 4.500%), 11/23/27	50,000	50,062
Foundation Building Materials Holding Co. LLC, 3.147% (1 Month US LIBOR + 3.000%), 8/13/25	80,708	80,620
LBM Acquisition LLC, 4.500% (1 Month US LIBOR + 3.750%), 12/18/27	175,000	174,818
LBM Acquisition LLC, 4.500% (1 Month US LIBOR + 3.750%) 12/18/27	38,889	38,849
Quikrete Holdings, Inc., 2.647% (1 Month US LIBOR + 2.500%), 1/31/27	382,673	381,001
White Cap Buyer LLC, 4.500% (3 Month US LIBOR + 4.000%), 10/19/27	200,000	199,750
		1,318,347
Building Products: 0.6%
Atkore International, Inc., 3.750% (3 Month US LIBOR + 2.750%), 12/22/23	205,722	206,150
	Principal	Value
Cable & Satellite TV: 2.7%
Altice France SA, 4.237% (3 Month US LIBOR + 4.000%), 8/14/26	$239,296	$237,901
Cogeco Communications USA II LP, 2.147% (1 Month US LIBOR + 2.000%), 1/4/25	244,921	241,553
Radiate Holdco LLC, 4.250% (1 Month US LIBOR + 3.500%), 9/25/26	200,000	200,094
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/19/23	241,366	240,092
		919,640
Chemicals: 3.3%
Axalta Coating Systems US Holdings, Inc., 2.004% (3 Month US LIBOR + 1.750%), 6/1/24	177,905	176,348
Gemini HDPE LLC, 3.500% (1 Month US LIBOR + 3.000%), 12/31/27	200,000	198,500
Hexion, Inc., 3.730% (3 Month US LIBOR + 3.500%), 7/1/26	246,250	243,788
Lummus Technology Holdings V LLC, 4.147% (1 Month US LIBOR + 4.000%), 6/30/27	199,500	199,416
Univar USA, Inc., 2.397% (1 Month US LIBOR + 2.250%), 7/1/24	144,655	143,906
Univar USA, Inc., 2.147% (1 Month US LIBOR + 2.000%), 11/22/26	148,500	146,829
		1,108,787
Diversified Capital Goods: 0.7%
EWT Holdings III Corp., 2.647% (1 Month US LIBOR + 2.750%), 12/20/24	223,821	223,076

Electric - Generation: 0.6%
Vistra Operations Co. LLC, 1.898%, 12/15/25
(1 Month US LIBOR + 1.750%)	38,519	38,346
(1 Month US LIBOR + 1.750%)	159,290	158,577
		196,923
Electronics: 0.6%
Cohu, Inc., 3.147% (1 Month US LIBOR + 3.000%), 10/1/25	219,583	216,019

Environmental: 0.6%
GFL Environmental, Inc., 3.500% (3 Month US LIBOR + 3.000%), 5/31/25	200,000	200,166

Food - Wholesale: 2.7%
American Seafoods Group LLC, 3.750%, 8/21/23
(3 Month US LIBOR + 2.750%)	167,540	166,283
(1 Month US LIBOR + 2.750%)	1,120	1,112
Bellring Brands LLC, 6.000% (1 Month US LIBOR + 5.000%), 10/21/24	249,936	250,685
Chobani LLC, 4.500% (1 Month US LIBOR + 3.500%), 10/23/27	199,500	198,802
JBS USA LUX SA, 2.147% (1 Month US LIBOR + 2.000%), 5/1/26	295,860	293,271
		910,153
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Forestry/Paper: 0.6%
Sabert Corp., 5.500% (1 Month US LIBOR + 4.500%), 12/10/26	$192,925	$192,121

Gaming: 2.0%
Caesars Resort Collection LLC, 4.647% (1 Month US LIBOR + 4.500%), 7/20/25	199,500	199,562
CCM Merger, Inc., 4.500% (1 Month US LIBOR + 3.750%), 11/4/25	200,000	199,416
Scientific Games International, Inc., 2.897%, 8/14/24
(1 Month US LIBOR + 2.750%)	215,136	209,811
(1 Month US LIBOR + 2.750%)	52,798	51,491
		660,280
Gas Distribution: 0.8%
Stonepeak Lonestar Holdings LLC, 4.718% (1 Month US LIBOR + 4.500%), 10/19/26	262,782	262,913

Health Care Providers & Services: 0.9%
Emerald TopCo, Inc., 3.714% (1 Month US LIBOR + 3.500%), 7/25/26	296,250	292,177

Health Facilities: 1.8%
ADMI Corp., 4.750% (1 Month US LIBOR + 4.000%), 12/23/27	200,000	199,950
Owens & Minor Distribution, Inc., 4.655% (1 Month US LIBOR + 4.500%), 4/30/25	200,000	199,150
Select Medical Corp., 2.530% (6 Month US LIBOR + 2.250%), 3/6/25	212,163	210,041
		609,141
Health Services: 3.0%
American Renal Holdings, Inc., 5.147% (1 Month US LIBOR + 5.000%), 6/22/24	168,071	167,532
DaVita, Inc., 1.897% (1 Month US LIBOR + 1.750%), 8/12/26	198,000	196,109
FC Compassus LLC, 6.000% (6 Month US LIBOR + 5.000%), 12/31/26	198,000	196,515
Gentiva Health Services, Inc., 3.437% (1 Month US LIBOR + 3.250%), 7/2/25	221,091	219,572
Option Care Health, Inc., 4.397% (1 Month US LIBOR + 4.250%), 8/6/26	222,253	221,790
		1,001,518
Hotels: 0.6%
Marriott Ownership Resorts, Inc., 1.897% (1 Month US LIBOR + 1.750%), 8/31/25	197,258	192,819

Industrial Conglomerates: 0.7%
Deliver Buyer, Inc., 5.254% (3 Month US LIBOR + 5.000%), 5/1/24	244,933	242,075
MTS Systems Corp., 4.000% (1 Month US LIBOR + 3.250%), 7/5/23	630	628
		242,703
	Principal	Value
Insurance Brokerage: 0.6%
Alliant Holdings Intermediate LLC, 4.250% (1 Month US LIBOR + 3.750%), 11/6/27	$199,346	$199,223

Investments & Miscellaneous Financial Services: 5.3%
Cardtronics USA, Inc., 5.000% (1 Month US LIBOR + 4.000%), 6/29/27	199,000	198,668
LPL Holdings, Inc., 1.898% (1 Month US LIBOR + 1.750%), 11/12/26	176,109	175,448
Nexus Buyer LLC, 3.902% (1 Month US LIBOR + 3.750%), 11/8//26	247,500	245,438
Russell Investments US Institutional Holdco, Inc., 3.750% (3 Month US LIBOR + 3.000%), 5/30/25	492,202	490,149
The Edelman Financial Center LLC, 3.147% (1 Month US LIBOR + 3.000%), 7/19/25	195,248	192,015
TransUnion LLC, 1.897% (1 Month US LIBOR + 1.750%), 11/13/26	250,642	249,442
VeriFone Systems, Inc., 4.224% (3 Month US LIBOR + 4.000%), 8/20/25	244,491	235,797
		1,786,957
IT Services: 1.4%
NAB Holdings LLC, 4.000% (3 Month US LIBOR + 3.000%), 6/30/24	241,909	239,974
Paysafe Holdings US Corp., 4.500% (1 Month US LIBOR + 3.500%), 1/1/25	242,367	241,546
		481,520
Machinery: 0.6%
Gates Global LLC, 3.750% (1 Month US LIBOR + 2.750%), 3/31/24	200,817	200,092

Media: 0.4%
Nexstar Broadcasting, Inc., 1.905% (3 Month US LIBOR + 1.750%), 10/26/23	149,837	148,151

Media Content: 4.5%
Arches Buyer, Inc., 4.500% (1 Month US LIBOR + 4.000%), 12/6/27	200,000	200,100
CSC Holdings LLC, 2.409% (1 Month US LIBOR + 2.250%), 7/17/25	241,855	237,881
Cumulus Media New Holdings, Inc., 4.750% (6 Month US LIBOR + 3.750%), 3/31/26	199,442	195,619
ION Media Networks, Inc., 5.250% (Prime Rate + 3.250%), 12/18/24	246,875	246,463
The E.W. Scripps Co., 2.647% (1 Month US LIBOR + 2.500%), 5/1/26	245,887	242,710
The E.W. Scripps Co., 3.750% (1 Month US LIBOR + 3.000%), 12/15/27	200,000	200,000
Townsquare Media, Inc., 4.000% (3 Month US LIBOR + 3.000%), 4/1/22	200,000	198,750
		1,521,523
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Metals/Mining Excluding Steel: 0.6%
American Rock Salt Co. LLC, 4.500% (1 Month US LIBOR + 3.500%), 3/21/25	$187,542	$187,261

Multi-Line Insurance: 1.0%
HUB International Ltd., 3.215% (3 Month US LIBOR + 2.750%), 4/25/25	342,735	336,202

Packaging: 2.0%
Graham Packaging Company, Inc., 4.500%, (1 Month US LIBOR + 3.750%), 8/4/27	195,932	196,398
Reynolds Consumer Products LLC, 1.897% (1 Month US LIBOR + 1.750%), 2/4/27	182,338	180,971
Reynolds Group Holdings, Inc., 2.897%, 2/5/23
(1 Month US LIBOR + 2.750%)	58,490	58,198
(1 Month US LIBOR + 2.750%)	21,588	21,480
(1 Month US LIBOR + 2.750%)	13,179	13,113
Reynolds Group Holdings, Inc., 3.397%, 2/16/26
(1 Month US LIBOR + 3.250%)	46,298	45,893
(1 Month US LIBOR + 3.250%)	28,265	28,018
(1 Month US LIBOR + 3.250%)	125,437	124,339
		668,410
Personal & Household Products: 2.5%
Canada Goose, Inc., 5.000% (3 Month US LIBOR + 4.250%), 10/7/27	200,000	199,750
Froneri US, Inc., 2.397%, 1/31/27
(1 Month US LIBOR + 2.250%)	136,766	135,262
(1 Month US LIBOR + 2.250%)	62,234	61,549
HLF Financing Sarl LLC, 2.897% (1 Month US LIBOR + 2.750%), 8/16/25	244,375	243,713
Weber-Stephen Products LLC, 4.000% (1 Month US LIBOR + 3.250%), 10/30/27	200,000	200,100
		840,374
Pharmaceuticals: 3.7%
Agiliti Health, Inc., 2.937% (1 Month US LIBOR + 2.750%), 1/4/26	247,481	244,387
Aldevron LLC, 5.250% (1 Month US LIBOR + 4.250%), 10/11/26	297,750	298,369
Bausch Health Americas, Inc., 3.148% (1 Month US LIBOR + 3.000%), 6/1/25	261,461	260,319
Cambrex Corp., 5.500% (1 Month US LIBOR + 4.500%), 12/4/26	248,125	249,986
Greatbatch Ltd., 3.500% (1 Month US LIBOR + 2.500%), 10/27/22	208,745	208,311
		1,261,372
Printing & Publishing: 1.4%
Meredith Corp., 2.647% (1 Month US LIBOR + 2.500%), 1/31/25	228,738	226,036
Nielsen Finance LLC, 2.146% (1 Month US LIBOR + 2.000%), 10/4/23	247,436	246,439
		472,475
	Principal	Value
Recreation & Travel: 1.3%
Life Time, Inc., 3.750% (6 Month US LIBOR + 2.750%), 6/10/22	$236,378	$229,405
SkyMiles IP Ltd., 4.750% (3 Month US LIBOR + 3.750%), 10/20/27	200,000	207,068
		436,473
Restaurants: 2.3%
IRB Holding Corp., 3.750% (3 Month US LIBOR + 2.750%), 2/5/25	245,089	242,722
IRB Holding Corp., 4.250% (3 Month US LIBOR + 3.250%), 12/15/27	200,000	200,062
Whatabrands LLC, 2.904% (1 Month US LIBOR + 2.750%), 8/3/26	238,106	235,687
Zaxby's Operating Co., 4.500% (1 Month US LIBOR + 3.750%), 12/9/27	100,000	100,000
		778,471
Software: 1.4%
Omnitracs LLC, 2.898% (3 Month US LIBOR + 2.750%), 3/23/25	340,404	332,674
SCS Holdings I, Inc., 3.647% (1 Month US LIBOR + 3.500%), 7/1/26	147,758	146,887
		479,561
Software/Services: 8.8%
Avaya, Inc., 4.409% (1 Month US LIBOR + 4.250%), 12/15/24	324,878	325,446
Blue Yonder Group, Inc., 4.000% (1 Month US LIBOR + 3.000%), 1/30/26	248,750	248,128
Castle US Holding Corp., 4.004% (3 Month US LIBOR + 3.750%), 1/31/27	198,750	194,588
Cornerstone OnDemand, Inc., 4.394% (1 Month US LIBOR + 4.250%), 4/22/27	170,592	171,171
Fiserv Investment Solutions, Inc., 4.970% (3 Month US LIBOR + 4.750%), 2/18/27	199,000	200,327
Go Daddy Operating Co. LLC, 1.897%, 2/15/24
(1 Month US LIBOR + 1.750%)	51,758	51,693
(1 Month US LIBOR + 1.750%)	164,646	164,441
LogMeIn, Inc., 4.903% (1 Month US LIBOR + 4.750%), 8/31/27	150,000	149,345
Match Group, Inc., 1.964% (3 Month US LIBOR + 1.750%), 2/13/27	200,000	197,626
PAE Holding Corp., 5.250% (3 Month US LIBOR + 4.500%), 10/19/27	196,170	196,415
Rackspace Hosting, Inc., 4.000% (3 Month US LIBOR + 3.000%), 11/3/23	463,123	462,081
SS&C Technologies Holdings Europe Sarl, 1.897% (1 Month US LIBOR + 1.750%), 4/16/25	91,386	90,106
SS&C Technologies, Inc., 1.897% (1 Month US LIBOR + 1.750%), 4/16/25	104,765	103,298
The Ultimate Software Group, Inc., 4.750% (3 Month US LIBOR + 4.000%), 5/3/26	199,500	200,384
Web.com Group, Inc., 3.898% (1 Month US LIBOR + 3.750%), 10/11/25	211,301	208,043
		2,963,092
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Specialty Retail: 5.5%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	$292,707	$283,682
BJ's Wholesale Club, Inc., 2.139% (1 Month US LIBOR + 2.000%), 2/3/24	121,945	121,755
Calceus Acquisition, Inc., 5.733% (3 Month US LIBOR + 5.500%), 2/12/25	391,045	371,493
CNT Holdings I Corp., 4.500% (6 Month US LIBOR + 3.750%), 11/8/27	200,000	199,656
PetSmart, Inc., 4.500% (6 Month US LIBOR + 3.500%), 3/11/22	243,352	242,665
Shutterfly LLC, 7.000% (3 Month US LIBOR + 6.000%), 10/1/26	292,620	290,531
Staples, Inc., 4.714% (3 Month US LIBOR + 4.500%), 9/12/24	211,847	206,763
Waystar Technologies, Inc., 4.750% (1 Month US LIBOR + 4.000%), 10/23/26	149,625	149,251
		1,865,796
Support - Services: 3.7%
Buzz Merger Sub Ltd., 2.897% (1 Month US LIBOR + 2.750%), 1/29/27	248,125	246,574
CTOS LLC, 4.398% (1 Month US LIBOR + 4.250%), 4/18/25	217,304	217,441
PetVet Care Centers LLC, 2.897% (1 Month US LIBOR + 2.750%), 2/14/25	317,832	310,284
Prime Security Services Borrower LLC, 4.250%, 9/23/26
(1 Month US LIBOR + 3.250%)	79,109	79,306
(6 Month US LIBOR + 3.250%)	50,783	50,910
(9 Month US LIBOR + 3.250%)	50,783	50,910
(12 Month US LIBOR + 3.250%)	101,566	101,820
TruGreen LP, 4.147% (1 Month US LIBOR + 4.000%), 11/2/27	200,000	200,750
		1,257,995
Tech Hardware & Equipment: 2.9%
Asurion LLC, 3.398% (1 Month US LIBOR + 3.250%), 12/16/26	200,000	197,740
CommScope, Inc., 3.397% (1 Month US LIBOR + 3.250%), 4/4/26	196,754	195,032
Dell International LLC, 1.900% (1 Month US LIBOR + 1.750%), 3/13/24	213,312	212,672
Plantronics, Inc., 2.645% (1 Month US LIBOR + 2.500%), 7/2/25	200,000	195,312
Xperi Holding Corp., 4.147% (1 Month US LIBOR + 4.000%), 6/1/25	166,429	166,602
		967,358
Telecom - Wireline Integrated & Services: 3.3%
CenturyLink, Inc., 2.397% (1 Month US LIBOR + 2.250%), 3/15/27	247,500	244,654
Cincinnati Bell, Inc., 4.250% (1 Month US LIBOR + 3.250%), 10/2/24	442,100	441,892
Consolidated Communications, Inc., 5.750% (1 Month US LIBOR + 4.750%), 10/2/27	199,500	200,134
	Principal	Value
Telesat Canada LLC, 2.900% (1 Month US LIBOR + 2.750%), 12/6/26	$244,089	$241,421
		1,128,101
Theaters & Entertainment: 1.8%
Alterra Mountain Co., 2.897% (1 Month US LIBOR + 2.750%), 7/31/24	242,500	238,761
Playtika Holding Corp., 7.000% (6 Month US LIBOR + 6.000%), 12/10/24	357,453	359,200
		597,961
Total Bank Loans (cost $29,028,024)		29,141,222

Corporate Bonds: 8.2%
Aerospace/Defense: 0.3%
Spirit AeroSystems, Inc., 7.500%, 4/15/25 (c)	100,000	107,250

Air Transportation: 0.3%
Delta Air Lines, Inc., 7.000%, 5/1/25 (c)	90,000	103,891

Auto Parts & Equipment: 0.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26 (c)	200,000	205,500

Automakers: 1.0%
Ford Motor Co., 8.500%, 4/21/23	120,000	135,310
Ford Motor Credit Co. LLC, 3.096%, 5/4/23	200,000	202,062
		337,372
Chemicals: 1.0%
Blue Cube Spinco LLC, 9.750%, 10/15/23	160,000	164,400
Tronox, Inc., 6.500%, 5/1/25 (c)	180,000	192,600
		357,000
Department Stores: 0.3%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	95,000	90,962

Diversified Capital Goods: 0.6%
BCD Acquisition, Inc., 9.625%, 9/15/23 (c)	110,000	112,612
Matthews International Corp., 5.250%, 12/1/25 (c)	85,000	85,850
		198,462
Electric - Generation: 1.4%
Calpine Corp., 4.500%, 2/15/28 (c)	225,000	234,000
Talen Energy Supply LLC, 7.250%, 5/15/27 (c)	220,000	234,300
		468,300
Food - Wholesale: 1.0%
KeHE Distributors LLC, 8.625%, 10/15/26 (c)	135,000	151,537
Simmons Foods, Inc., 7.750%, 1/15/24 (c)	190,000	197,838
		349,375
Food & Drug Retailers: 0.3%
Ingles Markets, Inc., 5.750%, 6/15/23	99,000	99,990

Investments & Miscellaneous Financial Services: 0.3%
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	100,250
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Specialty Retail: 0.3%
QVC, Inc., 4.375%, 3/15/23	$95,000	$99,709

Support - Services: 0.5%
CoreCivic, Inc., 5.000%, 10/15/22	160,000	160,000

Telecom - Satellite: 0.3%
Hughes Satellite Systems Corp., 5.250%, 8/1/26	85,000	93,819
Total Corporate Bonds (cost $2,614,335)		2,771,880

Total Investments - 94.8% (cost $31,642,359)		31,913,102
Other Assets and Liabilities 5.2%		1,753,034
Net Assets: 100.0%		$33,666,136
Percentages are stated as a percent of net assets.
(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2020, the value of these investments was $1,625,378, or 4.8% of total net assets.

Country Exposure (as a percentage of total investments)
United States	99.4%
Jersey	0.6%

Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
link
	Principal	Value
Convertible Bonds: 1.0%
Cable & Satellite TV: 0.5%
DISH Network Corp., 2.375%, 3/15/24	$235,000	$ 219,004

Pharmaceuticals: 0.5%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	255,000	253,725
Total Convertible Bonds (cost $477,268)		472,729

Corporate Bonds: 83.9%
Advertising: 0.5%
TripAdvisor, Inc., 7.000%, 7/15/25 (a)	210,000	226,800

Air Transportation: 1.3%
Delta Air Lines, Inc., 3.625%, 3/15/22	177,000	182,095
Delta Air Lines, Inc., 7.000%, 5/1/25 (a)	203,000	234,331
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25 (a)	155,000	173,600
		590,026
Auto Parts & Equipment: 0.4%
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	180,000	180,225

Automakers: 5.1%
Ford Motor Co., 8.500%, 4/21/23	245,000	276,257
Ford Motor Credit Co. LLC, 3.087%, 1/9/23	1,270,000	1,292,155
Ford Motor Credit Co. LLC, 5.750%, 2/1/21	300,000	300,750
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	204,700
Ford Motor Credit Co. LLC, 1.044% (3 Month US LIBOR + 0.810%), 4/5/21	200,000	199,143
		2,273,005
Building & Construction: 1.9%
KB Home, 7.500%, 9/15/22	485,000	529,863
KB Home, 7.000%, 12/15/21	170,000	175,950
Meritage Homes Corp., 7.000%, 4/1/22	150,000	159,375
		865,188
Building Materials: 0.4%
WESCO Distribution, Inc., 7.125%, 6/15/25 (a)	160,000	175,973

Cable & Satellite TV: 3.6%
CSC Holdings LLC, 5.250%, 6/1/24	193,000	208,903
DISH DBS Corp., 6.750%, 6/1/21	280,000	285,659
DISH DBS Corp., 5.875%, 7/15/22	625,000	653,125
Videotron Ltd., 5.000%, 7/15/22	426,000	447,837
		1,595,524
Chemicals: 0.7%
Blue Cube Spinco LLC, 9.750%, 10/15/23	171,000	175,702
Methanex Corp., 4.250%, 12/1/24	115,000	121,072
		296,774
	Principal	Value
Consumer/Commercial/Lease Financing: 3.6%
Navient Corp., 7.250%, 9/25/23	$205,000	$224,676
Navient Corp., 7.250%, 1/25/22	662,000	691,790
OneMain Finance Corp., 7.750%, 10/1/21	285,000	299,962
OneMain Finance Corp., 5.625%, 3/15/23	266,000	285,285
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	20,000	20,990
SLM Corp., 5.125%, 4/5/22	85,000	86,912
		1,609,615
Department Stores: 1.8%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	355,000	339,913
Macy's Retail Holdings, Inc., 3.450%, 1/15/21	460,000	457,700
		797,613
Diversified Capital Goods: 0.3%
BCD Acquisition, Inc., 9.625%, 9/15/23 (a)	153,000	156,634

Electric - Generation: 0.3%
TerraForm Power Operating LLC, 4.250%, 1/31/23 (a)	110,000	113,713

Electronics: 1.1%
Advanced Micro Devices, Inc., 7.500%, 8/15/22	460,000	501,400

Energy - Exploration & Production: 2.6%
Antero Resources Corp., 5.125%, 12/1/22	245,000	244,363
EQT Corp., 3.000%, 10/1/22	210,000	211,575
Murphy Oil Corp., 4.950%, 12/1/22	115,000	116,725
Newfield Exploration Co., 5.750%, 1/30/22	214,000	222,267
QEP Resources, Inc., 5.375%, 10/1/22	235,000	244,743
Range Resources Corp., 5.000%, 3/15/23	116,000	113,100
		1,152,773
Food - Wholesale: 1.2%
HLF Financing Sarl LLC, 7.875%, 9/1/25 (a)	266,000	290,605
Simmons Foods, Inc., 7.750%, 1/15/24 (a)	240,000	249,900
		540,505
Forestry/Paper: 1.2%
Mercer International, Inc., 6.500%, 2/1/24	220,000	223,025
Norbord, Inc., 6.250%, 4/15/23 (a)	280,000	303,800
		526,825
Gaming: 4.1%
International Game Technology PLC, 6.250%, 2/15/22 (a)	331,000	341,754
MGM Resorts International, 7.750%, 3/15/22	1,210,000	1,288,650
Wynn Las Vegas LLC, 4.250%, 5/30/23 (a)	230,000	233,347
		1,863,751
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Gas Distribution: 4.8%
AmeriGas Partners LP, 5.625%, 5/20/24	$210,000	$226,275
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	110,000	110,022
Crestwood Midstream Partners LP, 6.250%, 4/1/23	110,000	110,275
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	90,000	109,575
DCP Midstream Operating LP, 4.950%, 4/1/22	350,000	360,500
EQM Midstream Partners LP, 4.750%, 7/15/23	435,000	457,394
New Fortress Energy, Inc., 6.750%, 9/15/25 (a)	220,000	232,991
Western Midstream Operating LP, 5.375%, 6/1/21	329,000	330,645
Western Midstream Operating LP, 4.000%, 7/1/22	206,000	211,665
		2,149,342
Health Facilities: 2.2%
MEDNAX, Inc., 5.250%, 12/1/23 (a)	625,000	632,687
Tenet Healthcare Corp., 4.625%, 7/15/24	110,000	112,752
Tenet Healthcare Corp., 7.500%, 4/1/25 (a)	205,000	223,963
		969,402
Hotels: 1.8%
Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	210,000	219,975
Wyndham Destinations, Inc., 5.625%, 3/1/21	305,000	306,525
Wyndham Destinations, Inc., 4.250%, 3/1/22	280,000	286,300
		812,800
Investments & Miscellaneous Financial Services: 2.1%
Icahn Enterprises LP, 6.250%, 2/1/22	618,000	619,545
Icahn Enterprises LP, 6.750%, 2/1/24	92,000	93,562
Oppenheimer Holdings, Inc., 5.500%, 10/1/25	220,000	222,750
		935,857
Machinery: 0.2%
Hillenbrand, Inc., 5.750%, 6/15/25	100,000	108,000

Managed Care: 0.4%
Molina Healthcare, Inc., 5.375%, 11/15/22	170,000	179,987

Media Content: 1.8%
AMC Networks, Inc., 4.750%, 12/15/22	210,000	210,262
AMC Networks, Inc., 5.000%, 4/1/24	435,000	442,069
Netflix, Inc., 5.750%, 3/1/24	140,000	156,800
		809,131
Medical Products: 0.5%
Owens & Minor, Inc., 4.375%, 12/15/24	230,000	235,750

Metals/Mining Excluding Steel: 1.3%
Allegheny Technologies, Inc., 7.875%, 8/15/23	145,000	158,679
Cleveland-Cliffs, Inc., 4.875%, 1/15/24 (a)	100,000	101,750
Howmet Aerospace, Inc., 6.875%, 5/1/25	95,000	112,100
Kaiser Aluminum Corp., 6.500%, 5/1/25 (a)	200,000	214,000
		586,529
	Principal	Value
Monoline Insurance: 2.1%
MGIC Investment Corp., 5.750%, 8/15/23	$250,000	$270,625
NMI Holdings, Inc., 7.375%, 6/1/25 (a)	205,000	229,600
Radian Group, Inc., 4.500%, 10/1/24	440,000	464,200
		964,425
Multi-Line Insurance: 0.5%
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/25 (a)	210,000	227,325

Packaging: 0.9%
OI European Group BV, 4.000%, 3/15/23 (a)	210,000	214,200
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	165,000	176,756
Reynolds Group Issuer, Inc., 5.125%, 7/15/23 (a)	6,000	6,074
		397,030
Personal & Household Products: 2.3%
Avon Products, Inc., 7.000%, 3/15/23	205,000	221,646
Energizer Holdings, Inc., 7.750%, 1/15/27 (a)	205,000	227,858
Mattel, Inc., 3.150%, 3/15/23	242,000	244,420
Newell Brands, Inc., 3.850%, 4/1/23	108,000	113,280
Vista Outdoor, Inc., 5.875%, 10/1/23	225,000	227,250
		1,034,454
Pharmaceuticals: 1.1%
Elanco Animal Health, Inc., 5.272%, 8/28/23	100,000	109,250
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22	145,000	144,638
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/23	230,000	227,700
		481,588
Real Estate Development & Management: 1.4%
Kennedy-Wilson, Inc., 5.875%, 4/1/24	393,000	398,895
Realogy Group LLC, 7.625%, 6/15/25 (a)	210,000	228,001
		626,896
Real Estate Investment Trusts (REITs): 4.3%
EPR Properties, 5.250%, 7/15/23	110,000	112,744
HAT Holdings I LLC, 5.250%, 7/15/24 (a)	365,000	379,600
HAT Holdings I LLC, 6.000%, 4/15/25 (a)	210,000	224,700
iStar, Inc., 4.750%, 10/1/24	220,000	222,750
RHP Hotel Properties LP, 5.000%, 4/15/23	115,000	115,288
Service Properties Trust, 5.000%, 8/15/22	175,000	178,062
Service Properties Trust, 4.500%, 6/15/23	465,000	467,325
Service Properties Trust, 7.500%, 9/15/25	105,000	120,971
Starwood Property Trust, Inc., 5.000%, 12/15/21	103,000	104,727
		1,926,167
Real Estate Management & Development: 0.7%
Newmark Group, Inc., 6.125%, 11/15/23	310,000	336,779
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Recreation & Travel: 4.2%
Carnival Corp., 11.500%, 4/1/23 (a)	$945,000	$1,092,723
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	120,000	120,495
Royal Caribbean Cruises Ltd., 10.875%, 6/1/23 (a)	600,000	682,728
		1,895,946
Restaurants: 0.5%
Brinker International, Inc., 3.875%, 5/15/23	220,000	220,275

Specialty Retail: 5.0%
Foot Locker, Inc., 8.500%, 1/15/22	645,000	686,119
Hanesbrands, Inc., 4.625%, 5/15/24 (a)	215,000	225,212
L Brands, Inc., 6.875%, 7/1/25 (a)	120,000	130,294
L Brands, Inc., 9.375%, 7/1/25 (a)	185,000	227,550
QVC, Inc., 4.850%, 4/1/24	115,000	123,912
The Gap, Inc., 8.375%, 5/15/23 (a)	510,000	578,212
WW International, Inc., 8.625%, 12/1/25 (a)	285,000	296,685
		2,267,984
Steel Producers/Products: 0.5%
Commercial Metals Co., 4.875%, 5/15/23	201,000	211,552

Support - Services: 2.5%
CoreCivic, Inc., 5.000%, 10/15/22	460,000	460,000
Prime Security Services Borrower LLC, 5.250%, 4/15/24 (a)	417,000	445,147
Sabre GLBL, Inc., 5.250%, 11/15/23 (a)	205,000	207,563
		1,112,710
Tech Hardware & Equipment: 1.3%
CommScope, Inc., 5.500%, 3/1/24 (a)	240,000	247,440
Plantronics, Inc., 5.500%, 5/31/23 (a)	225,000	225,562
Xerox Corp., 4.375%, 3/15/23	100,000	105,000
		578,002
Telecom - Satellite: 2.2%
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	315,000	337,283
Hughes Satellite Systems Corp., 7.625%, 6/15/21	630,000	645,750
		983,033
Telecom - Wireless: 4.5%
Sprint Communications, Inc., 11.500%, 11/15/21	100,000	108,500
Sprint Corp., 7.250%, 9/15/21	515,000	535,857
Sprint Corp., 7.875%, 9/15/23	575,000	665,735
Sprint Corp., 7.125%, 6/15/24	615,000	719,175
		2,029,267
Telecom - Wireline Integrated & Services: 2.2%
CenturyLink, Inc., 7.500%, 4/1/24	200,000	226,500
Qwest Corp., 6.750%, 12/1/21	172,000	179,938
Qwest Corp., 7.250%, 9/15/25	500,000	591,250
		997,688
Tobacco: 0.4%
Vector Group Ltd., 6.125%, 2/1/25 (a)	185,000	188,102
	Principal	Value
Transport Infrastructure/Services: 2.1%
Global Ship Lease, Inc., 9.875%, 11/15/22 (a)	$150,000	$153,750
Great Lakes Dredge & Dock Corp., 8.000%, 5/15/22	313,000	321,007
Teekay Corp., 9.250%, 11/15/22 (a)	255,000	260,100
XPO Logistics, Inc., 6.125%, 9/1/23 (a)	215,000	218,763
		953,620
Total Corporate Bonds (cost $36,752,939)		37,685,985

Bank Loans: 4.8% (b)(c)
Auto Parts & Equipment: 0.2%
Aptiv Corp., 1.437% (1 Month US LIBOR + 1.250%), 8/17/21	107,143	106,339

Cable & Satellite TV: 0.7%
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/19/23	321,675	319,977

Health Facilities: 0.6%
Owens & Minor Distribution, Inc., 4.655% (1 Month US LIBOR + 4.500%), 4/30/25	250,000	248,938

Investments & Miscellaneous Financial Services: 0.1%
Russell Investments US Institutional Holdco, Inc., 3.750% (6 Month US LIBOR + 2.750%), 6/1/23	62,982	63,769

Media: 0.3%
Nexstar Broadcasting, Inc., 1.905% (1 Month US LIBOR + 1.750%), 10/26/23	149,837	148,151

Media Content: 0.4%
Townsquare Media, Inc., 4.000% (3 Month US LIBOR + 3.000%), 4/1/22	200,000	198,750

Packaging: 0.5%
Reynolds Group Holdings, Inc., 2.897%, 2/5/23
(1 Month US LIBOR + 2.750%)	153,447	152,680
(1 Month US LIBOR + 2.750%)	56,636	56,353
(1 Month US LIBOR + 2.750%)	34,576	34,403
		243,436
Pharmaceuticals: 0.9%
Jaguar Holding Co. II, 3.500% (1 Month US LIBOR + 2.500%), 8/18/22	391,842	391,501

Software/Services: 0.6%
Rackspace Hosting, Inc., 4.000% (3 Month US LIBOR + 3.000%), 11/3/23	246,803	246,248
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Specialty Retail: 0.5%
PetSmart, Inc., 4.500% (6 Month US LIBOR + 3.500%), 3/1/22	$201,205	$200,637
Total Bank Loans (cost $2,156,961)		2,167,746

U.S. Government Note: 0.9%
United States Treasury Note, 1.375%, 1/31/22	400,000	405,375
Total U.S. Government Note (cost $400,447)		405,375

Mutual Fund: 1.9%	Shares
Bank Loan Related: 1.9%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (d)	86,450	835,973
Total Mutual Fund (cost $863,170)		835,973

Total Investments - 92.5% (cost $40,650,785)		41,567,808
Other Assets and Liabilities 7.5%		3,346,742
Net Assets: 100.0%		$44,914,550
Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2020, the value of these investments was $11,468,088, or 25.5% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d)	Affiliated company. See Note 7.
Country Exposure (as a percentage of total investments)
United States	88.9%
Panama	2.6%
Canada	2.1%
Liberia	1.9%
Cayman Islands	1.2%
Netherlands	1.1%
Marshall Islands	1.0%
United Kingdom	0.8%
Curacao	0.4%

Asset Type (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
link
	Principal	Value
Asset Backed Security: 0.3%
Air Transportation: 0.3%
American Airlines 2015-1 Class A Pass Through Trust, 3.375%, 5/1/27	$54,521	$51,104
Total Asset Backed Security (cost $46,421)		51,104

Convertible Bonds: 0.8%
Cable & Satellite TV: 0.5%
DISH Network Corp., 2.375%, 3/15/24	100,000	93,193

Gas Distribution: 0.3%
Cheniere Energy, Inc., 4.250%, 3/15/45	75,000	58,595
Total Convertible Bonds (cost $144,507)		151,788

Corporate Bonds: 91.8%
Advertising: 1.3%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24	140,000	141,750
Nielsen Finance LLC, 5.875%, 10/1/30 (a)	60,000	67,875
TripAdvisor, Inc., 7.000%, 7/15/25 (a)	45,000	48,600
		258,225
Aerospace/Defense: 2.8%
Bombardier, Inc., 5.750%, 3/15/22 (a)	55,000	56,115
Bombardier, Inc., 8.750%, 12/1/21 (a)	170,000	176,800
Spirit AeroSystems, Inc., 1.017% (3 Month US LIBOR + 0.800%), 6/15/21	80,000	78,989
Spirit AeroSystems, Inc., 7.500%, 4/15/25 (a)	90,000	96,525
TransDigm, Inc., 6.500%, 7/15/24	65,000	66,152
TransDigm, Inc., 6.250%, 3/15/26 (a)	40,000	42,600
TransDigm, Inc., 8.000%, 12/15/25 (a)	25,000	27,664
		544,845
Air Transportation: 2.2%
American Airlines Group, Inc., 5.000%, 6/1/22 (a)	128,344	115,383
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25 (a)	90,000	100,800
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 3/3/24	40,147	40,398
United Airlines Holdings, Inc., 6.500%, 6/20/27 (a)	40,000	43,000
VistaJet Malta Finance PLC, 10.500%, 6/1/24 (a)	120,000	123,000
		422,581
Auto Parts & Equipment: 0.5%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	85,000	91,587

Automakers: 3.0%
Ford Motor Co., 6.625%, 10/1/28	160,000	187,992
Ford Motor Co., 7.450%, 7/16/31	150,000	192,375
McLaren Finance PLC, 5.750%, 8/1/22 (a)	200,000	194,000
		574,367
Banking: 0.5%
Ally Financial, Inc., 8.000%, 11/1/31	60,000	88,025
	Principal	Value
Building & Construction: 2.0%
Ashton Woods USA LLC, 9.875%, 4/1/27 (a)	$135,000	$151,706
Century Communities, Inc., 5.875%, 7/15/25	85,000	88,400
Taylor Morrison Communities, Inc., 5.125%, 8/1/30 (a)	45,000	50,400
TRI Pointe Group, Inc., 5.700%, 6/15/28	86,000	97,094
		387,600
Building Materials: 2.6%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (a)	90,000	92,137
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25 (a)	90,000	96,188
Installed Building Products, Inc., 5.750%, 2/1/28 (a)	90,000	95,850
LBM Acquisition LLC, 6.250%, 1/15/29 (a)	65,000	67,621
US Concrete, Inc., 5.125%, 3/1/29 (a)	65,000	66,950
White Cap Buyer LLC, 6.875%, 10/15/28 (a)	80,000	85,300
		504,046
Cable & Satellite TV: 3.8%
Altice France Holding SA, 10.500%, 5/15/27 (a)	200,000	224,500
Altice France SA/France, 8.125%, 2/1/27 (a)	200,000	220,502
CCO Holdings LLC, 4.500%, 8/15/30 (a)	135,000	143,269
CCO Holdings LLC, 4.250%, 2/1/31 (a)	100,000	105,386
DISH DBS Corp., 5.875%, 11/15/24	45,000	47,184
		740,841
Chemicals: 0.8%
Valvoline, Inc., 3.625%, 6/15/31 (a)	30,000	30,855
Venator Finance Sarl, 5.750%, 7/15/25 (a)	125,000	116,875
		147,730
Consumer/Commercial/Lease Financing: 2.0%
Avolon Holdings Funding Ltd., 4.375%, 5/1/26 (a)	40,000	43,320
Avolon Holdings Funding Ltd., 3.250%, 2/15/27 (a)	45,000	45,897
Global Aircraft Leasing Co. Ltd., 7.250% Cash or 0.000% PIK, 9/15/24 (a)	65,000	58,013
Navient Corp., 7.250%, 9/25/23	130,000	142,477
Navient Corp., 6.750%, 6/25/25	45,000	48,938
OneMain Finance Corp., 6.125%, 3/15/24	45,000	49,163
Park Aerospace Holdings Ltd., 5.250%, 8/15/22 (a)	5,000	5,247
		393,055
Department Stores: 1.2%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	40,000	39,800
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	125,000	119,688
Macy's Retail Holdings, Inc., 3.450%, 1/15/21	70,000	69,650
		229,138
Diversified Capital Goods: 0.6%
BCD Acquisition, Inc., 9.625%, 9/15/23 (a)	60,000	61,425
Matthews International Corp., 5.250%, 12/1/25 (a)	50,000	50,500
		111,925
Electric - Generation: 1.0%
Talen Energy Supply LLC, 4.600%, 12/15/21	45,000	43,512
Talen Energy Supply LLC, 6.500%, 6/1/25	95,000	77,425
Talen Energy Supply LLC, 6.625%, 1/15/28 (a)	75,000	78,375
		199,312
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Energy - Exploration & Production: 9.1%
Antero Resources Corp., 5.125%, 12/1/22	$50,000	$49,870
Antero Resources Corp., 5.000%, 3/1/25	85,000	80,750
Antero Resources Corp., 8.375%, 7/15/26 (a)	160,000	163,310
Apache Corp., 4.750%, 4/15/43	135,000	139,977
Apache Corp., 4.875%, 11/15/27	60,000	63,600
Cimarex Energy Co., 4.375%, 3/15/29	85,000	96,778
Comstock Resources, Inc., 9.750%, 8/15/26	100,000	107,250
EQT Corp., 8.750%, 2/1/30	50,000	61,125
Hess Corp., 7.300%, 8/15/31	40,000	52,307
Hess Corp., 5.600%, 2/15/41	80,000	97,507
Hilcorp Energy I LP, 6.250%, 11/1/28 (a)	80,000	81,800
Matador Resources Co., 5.875%, 9/15/26	110,000	107,800
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23	110,000	97,350
Occidental Petroleum Corp., 5.550%, 3/15/26	140,000	146,152
Occidental Petroleum Corp., 6.450%, 9/15/36	55,000	57,585
Occidental Petroleum Corp., 5.875%, 9/1/25	60,000	63,900
Occidental Petroleum Corp., 5.500%, 12/1/25	45,000	46,917
Parsley Energy LLC, 4.125%, 2/15/28 (a)	145,000	153,700
QEP Resources, Inc., 5.625%, 3/1/26	95,000	104,172
		1,771,850
Food - Wholesale: 4.3%
Dole Food Co., Inc., 7.250%, 6/15/25 (a)	65,000	66,300
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	55,000	58,351
HLF Financing Sarl LLC, 7.875%, 9/1/25 (a)	45,000	49,162
JBS USA LUX SA, 6.750%, 2/15/28 (a)	145,000	162,908
KeHE Distributors LLC, 8.625%, 10/15/26 (a)	120,000	134,700
Kraft Heinz Foods Co., 4.375%, 6/1/46	150,000	162,047
Kraft Heinz Foods Co., 5.500%, 6/1/50 (a)	160,000	201,247
		834,715
Food & Drug Retailers: 2.7%
Albertsons Cos, Inc., 5.875%, 2/15/28 (a)	85,000	92,496
Albertsons Cos, Inc., 4.625%, 1/15/27 (a)	85,000	90,419
Rite Aid Corp., 8.000%, 11/15/26 (a)	100,000	106,954
SEG Holding LLC, 5.625%, 10/15/28 (a)	75,000	79,125
The Fresh Market, Inc., 9.750%, 5/1/23 (a)	155,000	159,684
		528,678
Forestry/Paper: 1.1%
Mercer International, Inc., 7.375%, 1/15/25	90,000	93,657
Rayonier AM Products, Inc., 5.500%, 6/1/24 (a)	65,000	56,550
Rayonier AM Products, Inc., 7.625%, 1/15/26 (a)	65,000	67,779
		217,986
Gaming: 2.7%
Affinity Gaming, 6.875%, 12/15/27 (a)	65,000	68,006
CCM Merger, Inc., 6.375%, 5/1/26 (a)	65,000	68,250
Jacobs Entertainment, Inc., 7.875%, 2/1/24 (a)	70,000	71,662
MGM Resorts International, 5.750%, 6/15/25	70,000	77,396
MGM Resorts International, 6.750%, 5/1/25	85,000	92,004
	Principal	Value
Scientific Games International, Inc., 8.625%, 7/1/25 (a)	$135,000	$147,825
		525,143
Gas Distribution: 5.1%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	70,000	70,014
Blue Racer Midstream LLC, 6.625%, 7/15/26 (a)	40,000	40,300
Blue Racer Midstream LLC, 7.625%, 12/15/25 (a)	40,000	42,600
Crestwood Midstream Partners LP, 5.750%, 4/1/25	45,000	45,787
DCP Midstream Operating LP, 6.750%, 9/15/37 (a)	22,000	23,760
DCP Midstream Operating LP, 5.125%, 5/15/29	30,000	33,274
DCP Midstream Operating LP, 6.450%, 11/3/36 (a)	40,000	42,800
Energy Transfer Operating LP, 5.150%, 3/15/45	35,000	37,877
Energy Transfer Operating LP, 5.000%, 5/15/50	25,000	27,031
EnLink Midstream Partners LP, 4.150%, 6/1/25	100,000	98,000
EQM Midstream Partners LP, 6.500%, 7/15/48	53,000	54,988
Harvest Midstream I LP, 7.500%, 9/1/28 (a)	45,000	47,869
New Fortress Energy, Inc., 6.750%, 9/15/25 (a)	125,000	132,381
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	60,777
Western Midstream Operating LP, 5.450%, 4/1/44	125,000	126,409
Western Midstream Operating LP, 5.300%, 3/1/48	100,000	99,096
		982,963
Health Facilities: 1.3%
Community Health Systems, Inc., 6.625%, 2/15/25 (a)	90,000	94,723
Mednax, Inc., 6.250%, 1/15/27 (a)	85,000	91,159
Tenet Healthcare Corp., 6.125%, 10/1/28 (a)	65,000	67,838
		253,720
Health Services: 0.3%
The Providence Service Corp., 5.875%, 11/15/25 (a)	60,000	63,450

Hotels: 1.1%
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28	145,000	147,175
Marriott Ownership Resorts, Inc., 6.500%, 9/15/26	60,000	62,700
		209,875
Investments & Miscellaneous Financial Services: 0.6%
Icahn Enterprises LP, 6.250%, 5/15/26	105,000	111,185

Machinery: 0.5%
Titan International, Inc., 6.500%, 11/30/23	105,000	97,125
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Media Content: 5.9%
AMC Networks, Inc., 4.750%, 8/1/25	$90,000	$92,943
Arches Buyer, Inc., 6.125%, 12/1/28 (a)	65,000	67,125
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (a)	86,000	87,928
Diamond Sports Group LLC, 5.375%, 8/15/26 (a)	105,000	85,312
Diamond Sports Group LLC, 6.625%, 8/15/27 (a)	205,000	124,025
Diamond Sports Group LLC, 12.750%, 12/1/26 (a)	28,000	25,200
Entercom Media Corp., 7.250%, 11/1/24 (a)	110,000	109,725
Scripps Escrow II, Inc., 5.375%, 1/15/31 (a)	125,000	131,451
Scripps Escrow, Inc., 5.875%, 7/15/27 (a)	50,000	52,235
TEGNA, Inc., 5.000%, 9/15/29	90,000	95,078
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	100,000	101,760
Townsquare Media, Inc., 6.875%, 2/1/26 (a)	70,000	73,388
Univision Communications, Inc., 6.625%, 6/1/27 (a)	90,000	96,651
		1,142,821
Medical Products: 0.3%
AdaptHealth LLC, 6.125%, 8/1/28 (a)	60,000	64,425

Metals/Mining Excluding Steel: 4.0%
Cleveland-Cliffs, Inc., 6.750%, 3/15/26 (a)	45,000	48,600
Cleveland-Cliffs, Inc., 6.250%, 10/1/40	60,000	54,376
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	95,000	96,425
Eldorado Gold Corp., 9.500%, 6/1/24 (a)	48,000	52,920
First Quantum Minerals Ltd., 6.875%, 3/1/26 (a)	200,000	208,500
Freeport-McMoRan, Inc., 4.625%, 8/1/30	70,000	76,825
SunCoke Energy Partners LP, 7.500%, 6/15/25 (a)	69,000	68,496
Teck Resources Ltd., 6.250%, 7/15/41	55,000	70,231
Teck Resources Ltd., 5.200%, 3/1/42	85,000	96,933
		773,306
Monoline Insurance: 0.5%
MGIC Investment Corp., 5.250%, 8/15/28	90,000	96,300

Multi-Line Insurance: 0.5%
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/25 (a)	90,000	97,425

Oil Field Equipment & Services: 0.3%
Archrock Partners LP, 6.250%, 4/1/28 (a)	65,000	67,662

Packaging: 0.8%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	85,000	91,056
Pactiv LLC, 7.950%, 12/15/25	60,000	68,700
		159,756
Pharmaceuticals: 2.0%
Bausch Health Companies, Inc., 5.000%, 2/15/29 (a)	45,000	46,269
Bausch Health Companies, Inc., 9.250%, 4/1/26 (a)	240,000	267,600
Par Pharmaceutical, Inc., 7.500%, 4/1/27 (a)	65,000	70,525
		384,394
	Principal	Value
Printing & Publishing: 0.8%
Meredith Corp., 6.875%, 2/1/26	$155,000	$151,125

Real Estate Development & Management: 0.9%
Kennedy-Wilson, Inc., 5.875%, 4/1/24	85,000	86,275
Realogy Group LLC, 9.375%, 4/1/27 (a)	85,000	94,138
		180,413
Real Estate Investment Trusts (REITs): 2.6%
New Residential Investment Corp., 6.250%, 10/15/25 (a)	155,000	155,775
Service Properties Trust, 4.950%, 2/15/27	50,000	50,250
Service Properties Trust, 4.350%, 10/1/24	150,000	148,125
Starwood Property Trust, Inc., 5.500%, 11/1/23 (a)	100,000	104,500
XHR LP, 6.375%, 8/15/25 (a)	45,000	47,475
		506,125
Recreation & Travel: 4.1%
Carnival Corp., 11.500%, 4/1/23 (a)	100,000	115,632
Carnival Corp., 10.500%, 2/1/26 (a)	85,000	99,025
Carnival Corp., 7.625%, 3/1/26 (a)	45,000	49,027
LTF Merger Sub, Inc., 8.500%, 6/15/23 (a)	140,000	135,100
Powdr Corp., 6.000%, 8/1/25 (a)	60,000	63,150
Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	50,000	50,206
Royal Caribbean Cruises Ltd., 11.500%, 6/1/25 (a)	80,000	93,524
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25 (a)	85,000	91,800
VOC Escrow Ltd., 5.000%, 2/15/28 (a)	105,000	104,213
		801,677
Software/Services: 1.4%
Avaya, Inc., 6.125%, 9/15/28 (a)	65,000	69,437
Rackspace Technology Global, Inc., 5.375%, 12/1/28 (a)	65,000	68,100
Shift4 Payments LLC, 4.625%, 11/1/26 (a)	65,000	67,600
Unisys Corp., 6.875%, 11/1/27 (a)	65,000	71,013
		276,150
Specialty Retail: 3.5%
Abercrombie & Fitch Management Co., 8.750%, 7/15/25 (a)	116,000	128,905
Burlington Coat Factory Warehouse Corp., 6.250%, 4/15/25 (a)	110,000	116,875
Guitar Center, Inc., 8.500%, 1/15/26 (a)	95,000	98,800
L Brands, Inc., 5.250%, 2/1/28	85,000	88,612
L Brands, Inc., 9.375%, 7/1/25 (a)	30,000	36,900
L Brands, Inc., 6.625%, 10/1/30 (a)	20,000	22,250
Shutterfly, Inc., 8.500%, 10/1/26 (a)	180,000	190,631
		682,973
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Principal	Value
Support - Services: 3.6%
Avis Budget Car Rental LLC., 5.250%, 3/15/25 (a)	$160,000	$160,800
Pike Corp., 5.500%, 9/1/28 (a)	65,000	68,656
Sabre GLBL, Inc., 9.250%, 4/15/25 (a)	45,000	53,550
Sabre GLBL, Inc., 7.375%, 9/1/25 (a)	50,000	54,250
Staples, Inc., 7.500%, 4/15/26 (a)	55,000	57,435
Staples, Inc., 10.750%, 4/15/27 (a)	115,000	114,425
The ADT Security Corp., 4.875%, 7/15/32 (a)	170,000	183,600
		692,716
Tech Hardware & Equipment: 2.2%
CommScope Technologies LLC, 6.000%, 6/15/25 (a)	52,000	53,170
CommScope, Inc., 7.125%, 7/1/28 (a)	65,000	69,251
CommScope, Inc., 5.500%, 3/1/24 (a)	45,000	46,395
Dell International LLC, 8.100%, 7/15/36 (a)	55,000	81,260
Diebold Nixdorf, Inc., 8.500%, 4/15/24	60,000	60,750
Diebold Nixdorf, Inc., 9.375%, 7/15/25 (a)	45,000	50,400
NCR Corp., 8.125%, 4/15/25 (a)	30,000	33,409
NCR Corp., 5.250%, 10/1/30 (a)	30,000	32,175
		426,810
Telecom - Satellite: 0.6%
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	100,000	107,074

Telecom - Wireless: 1.0%
Sprint Capital Corp., 8.750%, 3/15/32	60,000	95,003
United States Cellular Corp., 6.700%, 12/15/33	80,000	103,800
		198,803
Telecom - Wireline Integrated & Services: 2.6%
CenturyLink, Inc., 5.125%, 12/15/26 (a)	30,000	31,679
Cincinnati Bell, Inc., 8.000%, 10/15/25 (a)	100,000	106,625
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	85,000	88,400
Consolidated Communications, Inc., 6.500%, 10/1/28 (a)	60,000	64,200
Embarq Corp., 7.995%, 6/1/36	115,000	141,847
Level 3 Financing, Inc., 3.625%, 1/15/29 (a)	75,000	74,812
		507,563
Theaters & Entertainment: 0.3%
Cedar Fair LP, 5.375%, 6/1/24	50,000	50,125

Transport Infrastructure/Services: 0.8%
Teekay Corp., 9.250%, 11/15/22 (a)	50,000	51,000
XPO CNW, Inc., 6.700%, 5/1/34	70,000	83,254
		134,254
Total Corporate Bonds (cost $16,678,493)		17,791,864

Bank Loans: 1.1% (c)(d)
Aerospace/Defense: 0.2%
Ducommun, Inc., 4.145%, 11/21/25
(1 Month US LIBOR + 4.000%)	28,634	27,990
(1 Month US LIBOR + 4.000%)	7,189	7,027
		35,017
	Principal	Value
Air Transportation: 0.2%
Allegiant Travel Co., 3.214% (3 Month US LIBOR + 3.000%), 2/5/24	$49,621	$48,179

Specialty Retail: 0.7%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	78,754	76,326
Calceus Acquisition, Inc., 5.733% (3 Month US LIBOR + 5.500%), 2/12/25	66,184	62,875
		139,201
Total Bank Loans (cost $231,130)		222,397

Preferred Stock: 0.2%	Shares
Telecom - Wireless: 0.2%
United States Cellular Corp., 5.500%	1,900	47,899
Total Preferred Stock (cost $47,687)		47,899

Mutual Fund: 2.1%
Bank Loan Related - 2.1%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (e)	41,271	399,088
Total Mutual Funds (cost $409,444)		399,088

Total Investments - 96.3% (cost $17,557,682)		18,664,140
Other Assets and Liabilities 3.7%		710,187
Net Assets: 100.0%		$19,374,327
Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2020, the value of these investments was $11,485,291, or 59.3% of total net assets.

(b)	Payment-in-Kind (“PIK”) security which may pay interest/dividends in additional par/shares and/or in cash. As of December 31, 2020, the total PIK was $0, or 0.0% of total net assets.
(c)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(d)
Senior floating-rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(e)	Affiliated company. See Note 7.
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
Country Exposure (as a percentage of total investments)
United States	84.5%
Canada	5.2%
Luxembourg	2.7%
Cayman Islands	1.6%
Panama	1.4%
France	1.2%
United Kingdom	1.0%
Liberia	0.8%
Malta	0.7%
Bermuda	0.6%
Marshall Islands	0.3%

Asset Type (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
link
	Shares	Value
Common Stocks: 93.7%
Aerospace & Defense: 1.3%
Spirit AeroSystems Holdings, Inc. - Class A	3,772	$147,447

Air Freight & Logistics: 1.4%
XPO Logistics, Inc. (a)	1,356	161,635

Auto Components: 3.5%
American Axle & Manufacturing Holdings, Inc. (a)	29,586	246,747
Dana, Inc.	7,718	150,656
		397,403
Banks: 8.2%
Ameris Bancorp	5,267	200,515
BankUnited, Inc.	6,366	221,409
FB Financial Corp.	4,313	149,791
South State Corp.	2,444	176,701
Western Alliance Bancorp	3,300	197,835
		946,251
Biotechnology: 2.2%
Exelixis, Inc. (a)	5,444	109,261
Halozyme Therapeutics, Inc. (a)	3,451	147,392
		256,653
Chemicals: 4.7%
Axalta Coating Systems Ltd. (a)	3,706	105,806
Huntsman Corp.	5,013	126,027
Tronox Holdings PLC - Class A	11,297	165,162
WR Grace & Co.	2,537	139,079
		536,074
Commercial Services & Supplies: 2.4%
Steelcase, Inc. - Class A	9,711	131,584
The Brink's Co.	2,018	145,296
		276,880
Consumer Finance: 0.9%
LendingTree, Inc. (a)	395	108,147

Containers & Packaging: 1.3%
O-I Glass, Inc.	12,293	146,287

Diversified Telecommunication Services: 0.9%
Bandwidth, Inc. - Class A (a)	678	104,188

Electrical Equipment: 2.7%
nVent Electric PLC	6,548	152,503
TPI Composites, Inc. (a)	3,011	158,921
		311,424
Energy Equipment & Services: 1.6%
ChampionX Corp. (a)	12,252	187,456

	Shares	Value
Food & Staples Retailing: 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	3,157	$117,693
Performance Food Group Co. (a)	3,087	146,972
		264,665
Gas Utilities: 0.6%
National Fuel Gas Co.	1,624	66,795

Health Care Equipment & Supplies: 6.1%
Alphatec Holdings, Inc. (a)	12,847	186,538
CONMED Corp.	1,249	139,888
CryoLife, Inc. (a)	6,045	142,722
Oxford Immunotec Global PLC (a)	7,654	133,677
SI-BONE, Inc. (a)	3,115	93,139
		695,964
Health Care Providers & Services: 5.8%
Acadia Healthcare Co., Inc. (a)	3,203	160,983
Option Care Health, Inc. (a)	12,407	194,045
R1 RCM, Inc. (a)	6,366	152,911
The Providence Service Corp. (a)	1,120	155,266
		663,205
Hotels, Restaurants & Leisure: 10.4%
Bally's Corp.	3,747	188,212
Boyd Gaming Corp. (a)	4,616	198,119
Golden Entertainment, Inc. (a)	11,930	237,288
Papa John's International, Inc.	1,252	106,232
Planet Fitness, Inc. - Class A (a)	1,934	150,136
Scientific Games Corp. (a)	3,616	150,028
SeaWorld Entertainment, Inc. (a)	5,377	169,859
		1,199,874
Household Durables: 0.9%
Installed Building Products, Inc. (a)	1,068	108,861

Insurance: 1.1%
Stewart Information Services Corp.	2,516	121,674

Interactive Media & Services: 1.5%
TripAdvisor, Inc. (a)	5,839	168,046

IT Services: 1.6%
Sabre Corp.	15,025	180,601

Life Sciences Tools & Services: 1.8%
Syneos Health, Inc. (a)	3,048	207,660

Machinery: 4.5%
Chart Industries, Inc. (a)	1,330	156,661
Colfax Corp. (a)	5,074	194,030
Gates Industrial Corp. PLC (a)	12,966	165,446
		516,137
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Shares	Value
Media: 6.7%
Cardlytics, Inc. (a)	925	$132,062
Gray Television, Inc. (a)	12,768	228,420
Nexstar Media Group, Inc. - Class A	1,791	195,559
The EW Scripps Co. - Class A	14,324	219,014
		775,055
Metals & Mining: 1.9%
Carpenter Technology Corp.	4,618	134,476
SSR Mining, Inc. (a)	4,094	82,331
		216,807
Oil, Gas & Consumable Fuels: 1.6%
New Fortress Energy, Inc.	3,553	190,405

Professional Services: 1.1%
Upwork, Inc. (a)	3,577	123,478

Real Estate Management & Development: 1.4%
Newmark Group, Inc.	21,808	158,980

Semiconductors & Semiconductor Equipment: 4.6%
Rambus, Inc. (a)	8,861	154,713
Semtech Corp. (a)	1,749	126,086
Silicon Motion Technology Corp. - ADR	2,916	140,405
SiTime Corp. (a)	1,004	112,378
		533,582
Software: 3.0%
Rapid7, Inc. (a)	2,285	206,016
Workiva, Inc. (a)	1,520	139,262
		345,278
Specialty Retail: 0.8%
National Vision Holdings, Inc. (a)	1,931	87,455

Technology Hardware, Storage & Peripherals: 1.6%
Pure Storage, Inc. - Class A (a)	7,964	180,066

Textiles, Apparel & Luxury Goods: 1.0%
Canada Goose Holdings, Inc. (a)	3,824	113,840

Wireless Telecommunication Services: 2.3%
Boingo Wireless, Inc. (a)	13,475	171,402
Gogo, Inc. (a)	9,744	93,835
		265,237

Total Common Stocks (cost $7,687,202)		10,763,510
	Shares	Value
Contingent Value Right: 0.0%
Media - 0.0%
Media General, Inc. (a)	1,867	$19
Total Contingent Value Right (cost $0)		19

Real Estate Investment Trusts (REITs): 4.5%
Essential Properties Realty Trust, Inc.	5,265	111,618
Gaming & Leisure Properties, Inc.	2,757	116,894
QTS Realty Trust, Inc. - Class A	1,913	118,376
Ryman Hospitality Properties, Inc.	2,498	169,265
Total REITs (cost $393,434)		516,153

Total Investments - 98.2% (cost $8,080,636)		11,279,682
Other Assets and Liabilities - 1.8%		210,050
Net Assets: 100.0%		$11,489,732
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	No distribution or dividend was made during the period ending December 31, 2020. As such, it is classified as a non-income producing security as of December 31, 2020.
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
Country Exposure (as a percentage of total investments)
United States	90.7%
United Kingdom	4.1%
Canada	1.7%
Ireland	1.4%
Cayman Islands	1.2%
Bermuda	0.9%

Sector Allocation (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
link
	Shares	Value
Common Stocks: 93.8%
Aerospace & Defense: 1.8%
Mercury Systems, Inc. (a)	3,558	$ 313,318

Air Freight & Logistics: 1.8%
XPO Logistics, Inc. (a)	2,599	309,801

Banks: 6.5%
M&T Bank Corp.	1,976	251,545
People's United Financial, Inc.	22,067	285,326
Pinnacle Financial Partners, Inc.	6,360	409,584
Western Alliance Bancorp	3,343	200,413
		1,146,868
Biotechnology: 2.9%
Exelixis, Inc. (a)	10,021	201,121
Halozyme Therapeutics, Inc. (a)	7,277	310,801
		511,922
Building Products: 4.3%
Allegion PLC	2,224	258,829
Lennox International, Inc.	906	248,217
Masco Corp.	4,336	238,177
		745,223
Chemicals: 3.0%
Axalta Coating Systems Ltd. (a)	10,550	301,203
WR Grace & Co.	3,955	216,813
		518,016
Commercial Services & Supplies: 1.4%
IAA, Inc. (a)	3,731	242,440

Construction Materials: 1.9%
Martin Marietta Materials, Inc.	1,143	324,578

Diversified Financial Services: 1.6%
Voya Financial, Inc.	4,753	279,524

Electric Utilities: 1.2%
Pinnacle West Capital Corp.	2,731	218,343

Food & Staples Retailing: 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	6,869	256,076

Food Products: 2.0%
Lamb Weston Holdings, Inc.	4,347	342,283

Health Care Equipment & Supplies: 2.0%
CONMED Corp.	3,121	349,552

Health Care Providers & Services: 1.5%
Quest Diagnostics, Inc.	2,173	258,956
	Shares	Value
Hotels, Restaurants & Leisure: 5.9%
MGM Resorts International	9,300	$293,043
Planet Fitness, Inc. - Class A (a)	3,110	241,429
Six Flags Entertainment Corp.	7,555	257,626
Vail Resorts, Inc.	888	247,716
		1,039,814
Insurance: 6.8%
Arch Capital Group Ltd. (a)	7,896	284,809
Fidelity National Financial, Inc.	8,381	327,613
Lincoln National Corp.	6,317	317,808
Primerica, Inc.	1,972	264,110
		1,194,340
Interactive Media & Services: 4.0%
IAC/InterActiveCorp (a)	2,051	388,357
TripAdvisor, Inc. (a)	10,947	315,055
		703,412
IT Services: 4.6%
Black Knight, Inc. (a)	2,391	211,245
GoDaddy, Inc. - Class A (a)	4,018	333,293
Sabre Corp.	22,192	266,748
		811,286
Life Sciences Tools & Services: 3.9%
Avantor, Inc. (a)	12,361	347,962
PPD, Inc. (a)	9,571	327,520
		675,482
Machinery: 1.7%
Allison Transmission Holdings, Inc.	6,964	300,357

Marine: 1.5%
Kirby Corp. (a)	5,027	260,549

Media: 3.3%
Fox Corp. - Class B	9,674	279,385
Liberty Media Corp.-Liberty SiriusXM - Class A (a)	6,845	295,636
		575,021
Metals & Mining: 1.9%
Steel Dynamics, Inc.	9,019	332,531

Pharmaceuticals: 3.0%
Bausch Health Cos, Inc. (a)	11,240	233,792
Catalent, Inc. (a)	2,877	299,409
		533,201
Professional Services: 1.7%
TransUnion	2,921	289,822

Road & Rail: 0.9%
Schneider National, Inc. - Class B	7,647	158,293
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN CAPITAL FUNDS TRUST PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020 (UNAUDITED)
	Shares	Value
Semiconductors & Semiconductor Equipment: 4.6%
Skyworks Solutions, Inc.	2,163	$330,679
Teradyne, Inc.	4,005	480,160
		810,839
Software: 4.8%
Five9, Inc. (a)	1,595	278,168
Nice Ltd. - ADR (a)	862	244,411
Tyler Technologies, Inc. (a)	748	326,517
		849,096
Specialty Retail: 4.8%
Burlington Stores, Inc. (a)	1,145	299,475
Five Below, Inc. (a)	1,757	307,440
Floor & Decor Holdings, Inc. - Class A (a)	2,559	237,603
		844,518
Technology Hardware, Storage & Peripherals: 2.2%
Western Digital Corp.	7,113	393,989

Textiles, Apparel & Luxury Goods: 1.7%
PVH Corp.	3,136	294,439

Trading Companies & Distributors: 1.8%
United Rentals, Inc. (a)	1,366	316,789

Water Utilities: 1.3%
Essential Utilities, Inc.	4,825	228,174
Total Common Stocks (cost $11,492,374)		16,428,852

Real Estate Investment Trusts (REITs): 5.6%
Camden Property Trust	2,612	260,991
Healthcare Trust of America, Inc. - Class A	9,366	257,940
MGM Growth Properties LLC - Class A	6,562	205,390
Sun Communities, Inc.	1,641	249,350
Total REITs (cost $855,732)		973,671

Total Investments - 99.4% (cost $12,348,106)		17,402,523
Other Assets and Liabilities - 0.6%		105,450
Net Assets: 100.0%		$17,507,973
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	No distribution or dividend was made during the period ending December 31, 2020. As such, it is classified as a non-income producing security as of December 31, 2020.
Country Exposure (as a percentage of total investments)
United States	92.4%
Bermuda	3.4%
Ireland	1.5%
Israel	1.4%
Canada	1.3%

Sector Allocation (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The Accompanying Footnotes are an Integral Part of these Financial Statements

PENN Capital Funds Trust
Statements of Assets and Liabilities
December 31, 2020 (Unaudited)
Assets	Penn Capital Defensive Floating Rate Income Fund	Penn Capital Defensive Short Duration High Income Fund	Penn Capital Opportunistic High Income Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Managed Alpha SMID Cap Equity Fund
Investments, at fair value(1)
Unaffiliated issuers	$31,913,102	$40,731,835	$18,265,052	$11,279,682	$17,402,523
Affiliated mutual fund (see Note 7)	—	835,973	399,088	—	—
Receivables:
Advisor reimbursement due	38,344	25,374	34,260	26,667	8,183
Dividends and interest	159,456	623,871	306,244	4,628	10,913
Investments sold	760,988	57,502	167,178	—	—
Fund shares sold	—	8,000	—	1,820	—
Cash	2,370,277	2,690,224	567,953	212,494	129,164
Other assets	16,887	16,112	14,342	15,933	15,100
Total assets	35,259,054	44,988,891	19,754,117	11,541,224	17,565,883

Liabilities
Payables:
Investments purchased	1,503,902	—	324,227	—	—
Fund shares redeemed	2,239	—	—	—	—
Distribution payable	—	—	—	—	—
Accrued expenses:
Professional fees	7,544	7,544	7,481	620	2,504
Administration fees	36,566	28,270	24,401	16,240	15,772
Custody fees	2,557	1,817	2,082	2,334	2,059
Transfer agent fees and expenses	6,818	6,144	4,855	4,636	3,664
Trustee fees and expenses	3,048	2,763	1,279	526	1,126
Other accrued expenses	30,244	27,803	15,465	27,136	32,785
Total liabilities	1,592,918	74,341	379,790	51,492	57,910
Net assets	$33,666,136	$44,914,550	$19,374,327	$11,489,732	$17,507,973

Composition of Net Assets
Paid-in capital	$36,598,237	$46,268,989	$19,668,694	$7,843,004	$12,685,048
Total distributable earnings/accumulated loss	(2,932,101)	(1,354,439)	(294,367)	3,646,728	4,822,925
Net assets	$33,666,136	$44,914,550	$19,374,327	$11,489,732	$17,507,973

Institutional Class
Net assets applicable to outstanding shares	$33,666,136	$44,914,550	$19,374,327	$11,489,732	$17,507,973
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,479,808	4,641,746	1,976,665	772,230	1,205,126
Net asset value per share outstanding	$9.67	$9.68	$9.80	$14.88	$14.53

Investor Class(2)
Net assets applicable to outstanding shares	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	—	—
Net asset value per share outstanding	$—	$—	$—	$—	$—
_________
(1) Investment in securities at cost
Unaffiliated issuers	$31,642,359	$39,787,615	$17,148,239	$8,080,636	$12,348,106
Affiliated mutual fund (see Note 7)	—	863,170	409,444	—	—
(2) No information is provided for Investor Share Class shares because shares of that Class had not yet been issued as of December 31, 2020.
The accompanying notes are an integral part of the financial statements.

PENN Capital Funds Trust
Statements of Operations
Six Months Ended December 31, 2020 (Unaudited)
	Penn Capital Defensive Floating Rate Income Fund	Penn Capital Defensive Short Duration High Income Fund	Penn Capital Opportunistic High Income Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Managed Alpha SMID Cap Equity Fund
Investment Income (Loss)
Income
Dividends*
Unaffiliated dividends	$—	$—	$—	$36,436	$103,277
Dividend distributions from affiliated mutual fund (see Note 7)	—	16,050	15,559	—	—
Interest (see Note 7)	744,473	1,020,539	585,379	14	30
Total income	744,473	1,036,589	600,938	36,450	103,307

Investment advisory fees	94,824	101,902	64,271	42,271	72,194
Administration and accounting	80,449	50,838	54,250	33,346	32,944
Professional fees	23,039	23,039	23,040	17,947	18,000
Shareholder servicing fees	15,840	33,967	8,452	6,674	7,207
Registration	15,653	9,365	10,762	11,253	11,062
Shareholder communication	14,218	10,658	8,542	8,619	8,675
Transfer agent expense	12,193	12,610	9,591	8,643	8,393
Compliance fees	7,058	7,058	7,058	7,047	7,047
Custodian	6,233	4,233	6,142	4,932	4,305
Insurance	5,170	6,328	2,369	817	1,943
Trustees	4,838	5,663	2,228	980	2,000
Miscellaneous	2,835	711	386	6,277	6,138
Interest expense (See Note 9)	—	—	—	—	73
Expense waiver and reimbursement from Advisor	(172,009)	(144,090)	(129,964)	(100,306)	(94,879)
Net expenses	110,341	122,282	67,127	48,500	85,102
Net investment income (loss)	634,132	914,307	533,811	(12,050)	18,205

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Unaffiliated issuers	46,570	499,231	595,668	1,603,541	1,451,175
Affiliated Mutual Fund (See Note 7)	—	(13,916)	(102,774)	—	—
Net change in unrealized appreciation (depreciation)
Unaffiliated issuers	1,317,676	1,092,430	1,179,622	2,698,032	2,302,848
Affiliated Mutual Fund (See Note 7)	—	51,311	159,188	—	—
Net realized and unrealized gain on investments	1,364,246	1,629,056	1,831,704	4,301,573	3,754,023
Net increase in net assets resulting from operations	$1,998,378	$2,543,363	$2,365,515	$4,289,523	$3,772,228
_________
* Net of foreign taxes withheld	$—	$—	$—	$—	$252
The accompanying notes are an integral part of the financial statements.

PENN Capital Funds Trust
Statements of Changes in Net Assets
	Penn Capital Defensive Floating Rate Income Fund		Penn Capital Defensive Short Duration High Income Fund		Penn Capital Opportunistic High Income Fund		Penn Capital Special Situations Small Cap Equity Fund		Penn Capital Managed Alpha SMID Cap Equity Fund
Increase (Decrease) in Net Assets	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
Operations
Net investment income (loss)	$634,132	$1,823,878	$914,307	$1,644,978	$533,811	$1,006,970	$(12,050)	$(36,860)	$18,205	$(6,037)
Net realized gain (loss) on investments:	46,570	(2,928,732)	485,315	(2,697,916)	492,894	(1,852,292)	1,603,541	(799,718)	1,451,175	(1,519,717)
Net change in unrealized appreciation (depreciation)	1,317,676	(922,311)	1,143,741	(410,224)	1,338,810	(256,451)	2,698,032	(471,563)	2,302,848	466,063
Net increase (decrease) in net assets resulting from operations	1,998,378	(2,027,165)	2,543,363	(1,463,162)	2,365,515	(1,101,773)	4,289,523	(1,308,141)	3,772,228	(1,059,691)

Dividends and distributions to shareholders
Net dividends and distributions from net investment income and realized gain - Institutional Class	(635,315)	(1,836,175)	(931,933)	(1,650,678)	(543,536)	(1,019,814)	—	—	(1,241)	(768,746)
Total dividends and distributions to shareholders	(635,315)	(1,836,175)	(931,933)	(1,650,678)	(543,536)	(1,019,814)	—	—	(1,241)	(768,746)

Capital share transactions
Net proceeds from sale of shares	323,587	18,491,650	1,699,663	16,771,927	285,113	4,414,934	283,114	729,876	264,719	3,456,834
Dividends and distributions reinvested	410,964	1,226,820	830,672	1,505,063	542,176	1,017,853	—	—	1,238	763,333
Cost of shares redeemed**	(3,982,202)	(17,788,929)	(3,688,746)	(5,625,205)	(1,094,192)	(727,739)	(328,109)	(2,374,092)	(2,495,040)	(788,975)
Net increase (decrease) in net assets resulting from capital share transactions	(3,247,651)	1,929,541	(1,158,411)	12,651,785	(266,903)	4,705,048	(44,995)	(1,644,216)	(2,229,083)	3,431,192

Net increase (decrease) in net assets	(1,884,588)	(1,933,799)	453,019	9,537,945	1,555,076	2,583,461	4,244,528	(2,952,357)	1,541,904	1,602,755

Net Assets
Beginning of period	35,550,724	37,484,523	44,461,531	34,923,586	17,819,251	15,235,790	$7,245,204	10,197,561	$15,966,069	14,363,314

End of period	$33,666,136	$35,550,724	$44,914,550	$44,461,531	$19,374,327	$17,819,251	$11,489,732	$7,245,204	$17,507,973	$15,966,069

** Net of redemption fees of:	$—	$670	$—	$—	$—	$929	$—	$—	$—	$—
The accompanying notes are an integral part of the financial statements.

PENN Capital Funds Trust
Financial Highlights
	Per Common Share Data(a)									Supplemental data and ratios
		Income from investment operations			Distributions to shareholders

Penn Capital Defensive Floating Rate Income Fund
Institutional Class
7/1/20 to 12/31/20 (Unaudited)	$9.30	0.15	0.40	0.55	(0.18)	—	(0.18)	$9.67	5.95%(d)	$33,666	0.64%	1.64%	3.68%	2.68%	20%(d)
7/1/19 to 6/30/20	$9.97	0.42	(0.67)	(0.25)(f)	(0.42)	—	(0.42)	$9.30	(2.57)%	$35,551	0.64%	1.37%	4.33%	3.60%	93%
7/1/18 to 6/30/19	$10.09	0.48	(0.09)	0.39 (f)	(0.51)	—	(0.51)	$9.97	4.04%	$37,485	0.64%	1.42%	4.89%	4.10%	57%
7/1/17 to 6/30/18	$10.21	0.43	(0.06)	0.37	(0.43)	(0.06)	(0.49)	$10.09	3.71%	$31,729	0.65%(g)	1.64%	4.31%(g)	3.32%	65%
7/1/16 to 6/30/17	$10.09	0.40	0.17	0.57	(0.40)	(0.05)	(0.45)	$10.21	5.66%	$25,031	0.74%	1.95%	3.90%	2.69%	108%
12/1/15(e) to 6/30/16	$10.00	0.14	0.06	0.20	(0.11)	—	(0.11)	$10.09	1.99%(d)	$18,625	0.74%	2.77%	2.56%	0.53%	43%(d)
Penn Capital Defensive Short Duration High Income Fund
Institutional Class
7/1/20 to 12/31/20 (Unaudited)	$9.33	0.19	0.36	0.55	(0.20)	—	(0.20)	$9.68	5.93%(d)	$44,915	0.54%	1.18%	4.04%	3.40%	57%(d)
7/1/19 to 6/30/20	$9.93	0.37	(0.59)	(0.22)	(0.38)	—	(0.38)	$9.33	(2.33)%	$44,462	0.54%	1.15%	3.87%	3.26%	113%
7/1/18 to 6/30/19	$9.85	0.35	0.10	0.45 (f)	(0.37)	—	(0.37)	$9.93	4.65%	$34,924	0.54%	1.44%	3.75%	2.85%	48%
7/17/17(e) to 6/30/18	$10.00	0.27	(0.17)	0.10	(0.25)	—	(0.25)	$9.85	1.03%(d)	$12,436	0.54%	2.70%	3.08%	0.92%	39%(d)
Penn Capital Opportunistic High Income Fund
Institutional Class
7/1/20 to 12/31/20 (Unaudited)	$8.88	0.27	0.93	1.20	(0.28)	—	(0.28)	$9.80	13.64%(d)	$19,374	0.72%	2.12%	5.73%	4.33%	85%(d)
7/1/19 to 6/30/20	$9.99	0.53	(1.10)	(0.57)(f)	(0.54)	—	(0.54)	$8.88	(5.86)%	$17,819	0.72%	2.08%	5.66%	4.30%	149%
7/1/18 to 6/30/19	$10.06	0.59	(0.02)	0.57(f)	(0.61)	(0.03)	(0.64)	$9.99	5.83%	$15,236	0.72%	2.26%	5.90%	4.36%	85%
7/1/17 to 6/30/18	$10.52	0.61	(0.22)	0.39 (f)	(0.63)	(0.22)	(0.85)	$10.06	3.81%	$13,814	0.72%	2.80%	5.89%	3.81%	66%
7/1/16 to 6/30/17	$9.95	0.73	0.56	1.29	(0.72)	—	(0.72)	$10.52	13.36%	$8,772	0.72%	3.25%	7.01%	4.48%	79%
12/1/15(e) to 6/30/16	$10.00	0.35	(0.10)	0.25	(0.30)	—	(0.30)	$9.95	2.66%(d)	$7,843	0.72%	5.14%	6.34%	1.92%	62%(d)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class
7/1/20 to 12/31/20 (Unaudited)	$9.33	(0.02)	5.57	5.55	—	—	—	$14.88	59.49%(d)	$11,490	1.09%	3.34%	(0.27)%	(2.52)%	66%(d)
7/1/19 to 6/30/20	$10.67	(0.03)	(1.31)	(1.34)	—	—	—	$9.33	(12.56)%	$7,245	1.09%	3.09%	(0.42)%	(2.42)%	115%
7/1/18 to 6/30/19	$12.59	(0.05)	(0.98)	(1.03) (f)	—	(0.89)	(0.89)	$10.67	(7.91)%	$10,198	1.09%	2.38%	(0.35)%	(1.64)%	97%
7/1/17 to 6/30/18	$11.71	(0.08)	2.36	2.28 (f)	—	(1.40)	(1.40)	$12.59	20.31%	$21,289	1.09%	2.09%	(0.64)%	(1.64)%	105%
7/1/16 to 6/30/17	$10.32	(0.04)	2.24	2.20 (f)	—	(0.81)	(0.81)	$11.71	21.52%	$21,867	1.09%	2.19%	(0.54)%	(1.64)%	101%
12/18/15(e) to 6/30/16	$10.00	(0.02)	0.34	0.32	—	—	—	$10.32	3.20%(d)	$8,554	1.09%	5.63%	(0.48)%	(5.02)%	102%(d)
The accompanying notes are an integral part of the financial statements.

	Per Common Share Data(a)									Supplemental data and ratios
		Income from investment operations			Distributions to shareholders

Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class
7/1/20 to 12/31/20 (Unaudited)	$11.49	0.01	3.03	3.04	—(h)	—	—(h)	$14.53	26.47%(d)	$17,508	1.06%	2.24%	0.23%	(0.95)%	35%(d)
7/1/19 to 6/30/20	$12.68	—(h)	(0.60)	(0.60)	—	(0.59)	(0.59)	$11.49	(5.23)%	$15,966	1.06%	2.14%	(0.04)%	(1.12)%	57%
7/1/18 to 6/30/19	$13.55	(0.01)	0.37	0.36(f)	—	(1.23)	(1.23)	$12.68	3.64%	$14,363	1.06%	2.20%	(0.11)%	(1.11)%	40%
7/1/17 to 6/30/18	$11.73	(0.04)	2.07	2.03	—	(0.21)	(0.21)	$13.55	17.41%	$14,910	1.06%	2.38%	(0.34)%	(1.66)%	64%
7/1/16 to 6/30/17	$9.65	(0.02)	2.10	2.08	—	—	—	$11.73	21.55%	$11,027	1.06%	2.63%	(0.29)%	(1.86)%	91%
12/1/15(e) to 6/30/16	$10.00	(0.03)	(0.32)	(0.35)	—	—	—	$9.65	(3.50)%(d)	$9,462	1.06%	3.74%	(0.53)%	(3.21)%	70%(d)
*	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020.
(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized.
(e)	Commencement of operations.
(f)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
(g)	Expense waiver of 0.64% was implemented on August 1, 2017.
(h)	Amount is less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
1. Organization
PENN Capital Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust consists of five series that are available for investment: the Penn Capital Defensive Floating Rate Income Fund, the Penn Capital Defensive Short Duration High Income Fund, the Penn Capital Opportunistic High Income Fund, the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). Two other series: the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund are not currently offered. The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.
The Penn Capital Defensive Floating Rate Income Fund’s investment objective is to seek to provide current income. The Penn Capital Defensive Floating Rate Income Fund commenced operations on November 30, 2015.
The Penn Capital Defensive Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Defensive Short Duration High Income Fund commenced operations on July 17, 2017.
The Penn Capital Opportunistic High Income Fund’s investment objective is to seek to provide total return through interest income and capital appreciation. The Penn Capital Opportunistic High Income Fund commenced operations on November 30, 2015.
The Penn Capital Managed Alpha SMID Cap Equity Fund and the Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Managed Alpha SMID Cap Equity Fund commenced operations on November 30, 2015. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 17, 2015.
Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, LLC. (the “Advisor”) serves as the investment advisor to the Funds. The Advisor converted from a S corporation to a limited liability company in December 2020.
The Trust offers two classes of shares for the Penn Capital Defensive Floating Rate Income Fund, the Penn Capital Opportunistic High Income Fund, the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund: Institutional and Investor Class. The Trust offers Institutional Class shares for the Penn Capital Defensive Short Duration High Income Fund. The Trust has also registered two other series, each with one class: the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund: Institutional Class. No information is provided in this report for Investor Class shares because shares of that class had not yet been issued as of December 31, 2020. Neither class has a front-end or back-end sales charge. The Penn Capital Micro Cap Equity Fund and Penn Capital Enterprise Value Small Cap Fund have not commenced operations as of December 31, 2020.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A. Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:
Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.
A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.
Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.
Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.
Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, such as, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.
Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes the inputs used as of December 31, 2020, in valuing each Fund’s investments:
Description
Penn Capital Defensive Floating Rate Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Bank Loans	$ —	$29,141,222	$ —	$29,141,222
Corporate Bonds	—	2,771,880	—	2,771,880
Total Investments in Securities	$—	$31,913,102	$—	$31,913,102
Penn Capital Defensive Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Convertible Bonds	$ —	$472,729	$ —	$472,729
Corporate Bonds	—	37,685,985	—	37,685,985
Bank Loans	—	2,167,746	—	2,167,746
Mutual Fund	835,973	—	—	835,973
U.S. Government Note	—	405,375	—	405,375
Total Investments in Securities	$835,973	$40,731,835	$—	$41,567,808
Penn Capital Opportunistic High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Asset Backed Security	$—	$51,104	$—	$51,104
Bank Loans	—	222,397	—	222,397
Convertible Bonds	—	151,788	—	151,788
Corporate Bonds	—	17,791,864	—	17,791,864
Mutual Fund	399,088	—	—	399,088
Preferred Stock	47,899	—	—	47,899
Total Investments in Securities	$446,987	$18,217,153	$—	$18,664,140
Penn Capital Special Situations Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Common Stocks	$10,763,510	$ —	$ —	$10,763,510
Contingent Value Right	—	19	—	19
Real Estate Investment Trusts (REITs)	516,153	—	—	516,153
Total Investments in Securities	$11,279,663	$19	$—	$11,279,682

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
Penn Capital Managed Alpha SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Common Stocks	$16,428,852	$ —	$ —	$16,428,852
Real Estate Investment Trusts (REITs)	973,671	—	—	973,671
Total Investments in Securities	$17,402,523	$—	$—	$17,402,523
(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.
B. Investment Transactions and Related Investment Income
Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.
Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.
C. Expenses
The Trust’s expenses are allocated to the individual Fund in proportion to the net assets of the respective Fund when the expenses were incurred, except where direct allocations of expenses can be made.
D. Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.
E. Dividends and Distributions
Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Defensive Floating Rate Income Fund, the Penn Capital Defensive Short Duration High Income Fund, and the Penn Capital Opportunistic High Income Fund declare and distribute their net investment income, if any, monthly and make distributions of their net realized capital gains, if any, at least annually, usually in December. The Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund declare and distribute their net investment income, if any, annually and make distributions of net realized capital gains, if any, at least annually, usually in December.
The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.
F. Federal Income Taxes
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
G. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.
3. Agreements and Related Party Transactions
Investment Advisory Agreement
The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.
Penn Capital Defensive Floating Rate Income Fund	0.55%
Penn Capital Defensive Short Duration High Income Fund	0.45%
Penn Capital Opportunistic High Income Fund	0.69%
Penn Capital Special Situations Small Cap Equity Fund	0.95%
Penn Capital Managed Alpha SMID Cap Equity Fund	0.90%
With respect to each Fund other than the Penn Capital Defensive Short Duration High Income Fund and the Penn Capital Opportunistic High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Funds’ total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Opportunistic High Income Fund and the Penn Capital Defensive Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through October 30, 2021. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.
	Institutional Class	Investor Class
Penn Capital Defensive Floating Rate Income Fund	0.64%	0.89%
Penn Capital Defensive Short Duration High Income Fund	0.54%	N/A
Penn Capital Opportunistic High Income Fund	0.72%	0.97%
Penn Capital Special Situations Small Cap Equity Fund	1.09%	1.34%
Penn Capital Managed Alpha SMID Cap Equity Fund	1.06%	1.31%

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
Any waived or reimbursed expenses by the Advisor to the Funds excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor, are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation in place when the fees were waived or expenses paid. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:
Fiscal Period Incurred	Amount Waived/ Expense Assumed	Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Defensive Floating Rate Income Fund
June 30, 2018	$ 281,780	$ —	$ 281,780	2021
June 30, 2019	291,034	—	291,034	2022
June 30, 2020	308,125	—	308,125	2023
June 30, 2021	172,009		172,009	2024
Total	$1,052,948	$—	$1,052,948
Penn Capital Defensive Short Duration High Income Fund
June 30, 2018	$164,748	$—	$164,748	2021
June 30, 2019	200,969(1)	—	198,460	2022
June 30, 2020	258,497(1)	—	251,625	2023
June 30, 2021	144,090(1)		141,250	2024
Total	$768,304	$—	$756,083
Penn Capital Opportunistic High Income Fund
June 30, 2018	$226,073	$—	$226,073	2021
June 30, 2019	219,408(1)	—	204,979	2022
June 30, 2020	241,623(1)	—	221,552	2023
June 30, 2021	129,964(1)		126,962	2024
Total	$817,068	$—	$779,566
Penn Capital Special Situations Small Cap Equity Fund
June 30, 2018	$208,947	$—	$208,947	2021
June 30, 2019	187,190	—	187,190	2022
June 30, 2020	175,626	—	175,626	2023
June 30, 2021	100,306		100,306	2024
Total	$672,069	$—	$672,069
Penn Capital Managed Alpha SMID Cap Equity Fund
June 30, 2018	$175,125	$—	$175,125	2021
June 30, 2019	160,750	—	160,750	2022
June 30, 2020	169,526	—	169,526	2023
June 30, 2021	94,879		94,879	2024
Total	$600,280	$—	$600,280
(1)	Includes fees waived that are not subject to potential recoupment.
Certain Officers and Trustees of the Funds are also Officers of the Advisor.
The Trust has engaged Foreside Fund Officers Services, LLC to provide compliance services including the appointment of the Trust’s Chief Compliance Officer and Anti-Money Laundering Officer.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
Distribution Agreement
Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the “Distributor”). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to the Investor Class. Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of Investor Class shares are paid to the Distributor or others for distribution and shareholder services. For the period ended December 31, 2020, there were no distribution fees paid under the plan because the Investor Class shares had not yet been issued as of December 31, 2020.
The Trust has engaged U.S. Bank Global Fund Services to serve as each Fund’s administrator, fund accountant, and transfer agent. The Trust has engaged U.S. Bank, N.A. to serve as each Fund’s custodian.
Shareholder Servicing Plan
The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Investor Class and Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (“service fees”) in an amount up to 0.15% of its average daily net assets. For the period ended December 31, 2020, there were no service fees incurred by the Investor Class shares because the Investor Class shares had not yet been issued as of December 31, 2020. The amount actually incurred by the Institutional Class shares for the period ended December 31, 2020, on an annualized basis was 0.09% for the Penn Capital Defensive Floating Rate Income Fund, 0.15% for the Penn Capital Defensive Short Duration High Income Fund, 0.10% for the Penn Capital Opportunistic High Income Fund, 0.15% for the Penn Capital Special Situations Small Cap Equity Fund and 0.09% for the Penn Capital Managed Alpha SMID Cap Equity Fund.
Other Related Party Transactions
The Advisor, affiliates of the Advisor and the officers of the Trust, have made investments in the Funds and accordingly, as shareholders of the Funds, pay a proportionate share of the Funds’ investment advisory fees and other expenses identified in each Fund’s Prospectus.
4. Federal Tax Information
It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital.
The character of distributions for tax purposes paid during the period December 31, 2020, is as follows:
	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Defensive Floating Rate Income Fund	$635,315	$ —
Penn Capital Defensive Short Duration High Income Fund	931,933	—
Penn Capital Opportunistic High Income Fund	543,536	—
Penn Capital Special Situations Small Cap Equity Fund	—	—
Penn Capital Managed Alpha SMID Cap Equity Fund	1,241	—
The character of distributions for tax purposes paid during the fiscal year ended June 30, 2020, is as follows:
	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Defensive Floating Rate Income Fund	$1,836,175	$—
Penn Capital Defensive Short Duration High Income Fund	1,650,678	—
Penn Capital Opportunistic High Income Fund	1,019,814	—
Penn Capital Special Situations Small Cap Equity Fund	—	—
Penn Capital Managed Alpha SMID Cap Equity Fund	—	768,746

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
5. Investment Transactions
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended December 31, 2020, were as follows:
	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Penn Capital Defensive Floating Rate Income Fund	$6,486,817	$9,765,754	$ —	$ —
Penn Capital Defensive Short Duration High Income Fund	21,558,483	22,559,683	—	—
Penn Capital Opportunistic High Income Fund	15,441,632	14,827,526	—	—
Penn Capital Special Situations Small Cap Equity Fund	5,667,472	5,851,359	—	—
Penn Capital Managed Alpha SMID Cap Equity Fund	5,433,219	7,431,711	—	—
6. Capital Share Transactions
	Penn Capital Defensive Floating Rate Income Fund July 1, 2020 – December 31, 2020	Penn Capital Defensive Short Duration High Income Fund July 1, 2020 – December 31, 2020	Penn Capital Opportunistic High Income Fund July 1, 2020 – December 31, 2020	Penn Capital Special Situations Small Cap Equity Fund July 1, 2020 – December 31, 2020	Penn Capital Managed Alpha SMID Cap Equity Fund July 1, 2020 – December 31, 2020
Institutional Class Shares
Shares sold	33,803	177,507	31,018	24,118	18,827
Shares issued in reinvestment of dividends	43,166	87,011	57,767	—	87
Shares redeemed	(418,308)	(385,866)	(119,052)	(28,354)	(203,825)
Net increase (decrease)	(341,339)	(121,348)	(30,267)	(4,236)	(184,911)
Institutional Amount
Shares sold	323,587	1,699,663	285,113	283,114	264,719
Shares issued in reinvestment of dividends	410,964	830,672	542,176	—	1,238
Shares redeemed	(3,982,202)	(3,688,746)	(1,094,192)	(328,109)	(2,495,040)
Net increase (decrease)	(3,247,651)	(1,158,411)	(266,903)	(44,995)	(2,229,083)
7. Transactions with Affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2020 through December 31, 2020. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:
	July 1, 2020		Additions		Reductions		December 31, 2020		Capital Gain Distribution	Unrealized Depreciation Change	Realized Loss	December 31, 2020
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Dividend Income				Value	Cost
Penn Capital Opportunistic High Income Fund
Penn Capital Defensive Floating Rate Income Fund	223,346	$2,246,658	1,638	$15,560	(183,713)	$(1,852,774)	41,271	$ 15,559	$ —	$ 159,188	$ (102,774)	$399,087	$409,444

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	111,025	$1,111,036	1,686	$16,050	(26,261)	$(263,916)	86,450	$16,050	$ —	$51,311	$(13,916)	$835,973	$863,170

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
8. Credit Risk, LIBOR and Asset Concentration
Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.
A Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away for LIBOR on a Fund or on certain instruments in which a Fund invests are not known.
9. Line of Credit
PENN Capital Funds Trust has a $10,000,000 uncommitted, unsecured, umbrella 364-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of December 31, 2020 was 3.25%. During the period ended December 31, 2020, the Penn Capital Defensive Short Duration High Income Fund, the Penn Capital Opportunistic High Income Fund, and the Penn Capital Managed Alpha SMID Cap Equity Fund did not use the credit line.
During the period ended December 31, 2020, line of credit activity for the Penn Capital Managed Alpha SMID Cap Equity Fund was as follows:
Fund	Average Borrowings	Amount Outstanding as of December 31, 2020	Interest Expense	Maximum Borrowing
Penn Capital Managed Alpha SMIID Cap Equity Fund	$4,712	$ —	$73	$334,000
10. Recent Accounting Pronouncement
In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820):Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to adopt the modified disclosures for the year ended June 30, 2020.
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020 (Unaudited)
11. Concentration Risks
The Advisor and its employees collectively have beneficial ownership, either directly or indirectly, of more than 20% of each of the Funds as of December 31, 2020. In addition to the Advisor, one or more individual investors own more than 10% of the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund as of December 31, 2020. To the extent multiple investors in the Funds rely on the advice of a common investment advisor the Funds may have the risk of a concentrated investor base.
12. COVID-19
The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.
13. Subsequent Events
On December 10, 2020, Spouting Rock Asset Management, LLC announced that it signed a definitive agreement to acquire a majority investment in Penn Capital (the “Transaction”). The Transaction is expected to close on or about March 31, 2021. The Transaction is subject to certain conditions to closing. In connection with this announcement, the Funds' Board of Trustees (the “Board”) will meet to consider various matters related to the Transaction affecting the Funds. The Funds’ Prospectus will be further supplemented to announce the Board's determinations.
Except as disclosed above, as of the date the financial statements were available to be issued, Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

PENN CAPITAL FUNDS TRUST
ADDITIONAL INFORMATION
DECEMBER 31, 2020 (UNAUDITED)
Trustee and Officer Compensation
The Trust does not compensate any of its Trustees who are interested persons nor any of its officers. For the period ended December 31, 2020, the aggregate compensation paid by the Trust to the independent Trustees was $15,000. The Trust did not pay any special compensation to any of its Trustees or officers. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 844-302-7366.
Proxy Voting Policies
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by that Fund is available: (1) without charge, upon request, by calling 844-302-7366; (2) in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com; and (3) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent fiscal year ended June 30, 2020 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.
Form N-PORT
Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The transfer agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Board Approval of Investment Advisory Agreements
At the September 17, 2020 meeting (collectively, the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of the PENN Capital Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the Trust (the “Independent Trustees”), approved the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Penn Capital Management Company, LLC. (the “Adviser” or “Penn Capital”) and the Trust, on behalf of the Penn Capital Defensive Floating Rate Income Fund, Penn Capital Defensive Short Duration High Income Fund, Penn Capital Multi-Credit High Income Fund, Penn Capital Special Situations Small Cap Equity Fund and Penn Capital Managed Alpha SMID Cap Equity Fund series of the Trust (each a “Fund” and collectively, the “Funds”).
In considering approval of the continuation of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Meeting Materials and other information from counsel and from Penn Capital, including: (i) a copy of the Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Penn Capital provides and expects to provide to the Funds; (iii) information concerning Penn Capital’s financial condition, business, operations, portfolio management teams and compliance program; (iv) information describing each Fund’s advisory fee and operating expenses; (v) a copy of the current Form ADV for Penn Capital; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of Penn Capital, as well as information presented at Board meetings throughout the year. The Board also received information comparing the advisory fee, expenses and performance of each Fund to other investment companies considered to be in the Funds’ peer group.
During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Penn Capital; (ii) Penn Capital’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to Penn Capital under the Investment Advisory Agreement; (v) any “fall-out” benefits to Penn Capital and its affiliates (i.e., the ancillary benefits realized by Penn Capital and its affiliates from Penn Capital’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; (vii) possible conflicts of interest; and (viii) the investment performance of the Funds.
The Board, including the Independent Trustees, considered the following in respect of each Fund:
(a) The nature, extent and quality of services provided and expected to be provided by Penn Capital to the Funds; Penn Capital’s personnel and operations. The Board reviewed the services that Penn Capital provides and expected to provide to each Fund. The Board noted the responsibilities that Penn Capital has as the Funds’ investment adviser, including: the responsibility for the management and investment of each Fund’s securities portfolio; executing portfolio security trades; monitoring compliance with each Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each Fund.
The Board reviewed Penn Capital’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, and Penn Capital’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as Penn Capital’s ability to render such services based on their experience, personnel, operations, and resources.
(b) Comparison of services provided and fees paid to those under other investment advisory contracts. The Board compared both the services provided and the fees paid pursuant to the Investment Advisory Agreement to those under other contracts of Penn Capital, and under contracts of other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in that Fund’s peer group. The Board noted that Penn Capital entered into an Expense Limitation Agreement whereby Penn Capital waives advisory fees and/or assumes expenses to keep the Funds’ expenses from exceeding certain levels. The Board also noted that Penn Capital has agreed to waive advisory fees and/or assume expenses with respect to the Penn Capital Multi-Credit High Income Fund and Penn Capital Defensive Short Duration High Income Fund to the extent of any AFFE incurred by the Funds as a result of their investment in other investment companies managed by Penn Capital. The Board received and considered information about the fee rates charged to other accounts and clients that are managed by Penn Capital, including information about the differences in services provided to the non-registered investment company clients.
Consideration was given to the advisory fees and expense ratios of the Institutional Class Shares of the Funds, the only share class with assets to date. With respect to the Penn Capital Defensive Floating Rate Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Defensive Short Duration High Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its expense peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its expense peer group. With respect to the Penn Capital Multi-Credit High Income Fund, the Board considered that the Fund’s advisory fee was above both the median and the average of its peer group, but the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Managed Alpha SMID Cap Equity Fund, the Board considered that the Fund’s advisory fee was above both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were above the median and average of its peer group. With respect to the Penn Capital Special Situations Small Cap Equity Fund, the Board considered that the Fund’s advisory fee was above both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were above the median and the average of its peer group. To the extent that a Fund’s advisory fee and/or total expenses (including the fee waiver) were above the median and average of its respective peer group, Penn Capital explained and the Board considered the reasons for the higher fees/expenses.
After comparing each Fund’s fees with those of other funds in the Fund’s peer group, and considering the information about fee rates Penn Capital charged to other accounts and clients, and in light of the nature, quality and extent of services provided by Penn Capital and the costs Penn Capital incurred by providing those services, the Board concluded that the level of fees paid to Penn Capital with respect to the Funds was fair and reasonable.
(c) The cost of the services provided and profits realized by Penn Capital from the relationship with the Funds; the extent to which economies of scale were realized as the Funds grew, and whether fee levels reflect such economies of scale; “fall-out” benefits; possible conflicts of interest. The Board discussed the costs, including operational costs, and Penn Capital’s profitability in connection with its serving as each Fund’s investment adviser. The Board considered that the Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of Penn Capital, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable for the Funds in relation to the performance and asset sizes of the Funds.
The Board considered that Penn Capital may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board noted that since the Trust’s service providers are not affiliated with Penn Capital, such services do not give rise to “fall-out” benefits for Penn Capital. The Board also noted Penn Capital’s procedures to manage potential conflicts of interest and Penn Capital’s belief that its management of the Funds does not present a material conflict of interest.
(d) Investment performance of the Funds. The Board considered the investment performance of the Funds. In particular, the Board considered the investment performance of the Funds relative to their stated investment objectives and strategies and the success of Penn Capital in reaching such objectives. The Board considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its Prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the Fund’s respective peer group. Consideration was given to the performance of the Institutional Class Shares of the Funds, the only share class with performance to date.
The Board considered that the Penn Capital Defensive Short Duration High Income Fund underperformed both its performance peer group and benchmark index for the one-year and since-inception periods ended June 30, 2020. The Board considered that the Penn Capital Multi-Credit High Income Fund underperformed both its peer group and benchmark index for the one-year, three-year and since-inception periods ended June 30, 2020. The Board considered that the Penn Capital Defensive Floating Rate Income Fund outperformed its peer group for the one-year and three-year periods ended June 30, 2020, but underperformed its peer group for the since-inception period and underperformed its benchmark index for the one-year, three-year and since-inception periods. The Board considered that the Penn Capital Special Situations Small Cap Equity Fund outperformed its peer group for the three-year and since-inception periods ended June 30, 2020, but underperformed its peer group for the one-year period and underperformed its benchmark index for the one-year, three-year and since-inception periods. The Board considered that the Penn Capital Managed Alpha SMID Cap Equity Fund outperformed its peer group for the one-year, three-year and since-inception periods and outperformed its benchmark index for the three-year and since-inception periods ended June 30, 2020, but underperformed its benchmark index for the one-year period. The Board discussed with Penn Capital the reasons for the relative underperformance of certain Funds for certain periods. The Board concluded that the performance of the Funds was reasonable in light of the respective investment objectives and policies of the Funds.
Conclusion. No single factor was determinative to the Board’s decision. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided, and to be provided, by Penn Capital to each Fund, as well as the costs incurred and benefits gained by Penn Capital in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Board concluded that the approval of the continuation of the Investment Advisory Agreement was in the best interests of each Fund.

Statement Regarding Liquidity Risk Management Program (Unaudited)
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), requires open-end registered investment companies to establish written liquidity risk management programs. Rule 22e-4 (the "Liquidity Rule") seeks to promote effective liquidity risk management, thereby reducing the risk that open-end funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
Consistent with the Liquidity Rule, PENN Capital Funds Trust (the “Trust”) adopted a Liquidity Risk Management Program (“the Program”) on behalf of each series of the Trust. The Board has approved the designation of the Trust's Valuation Committee, and designated Portfolio Managers, together with the Trust's CCO, to serve as the Program Administrator (the “Trust Program Administrator”) for the Program. The responsibilities of the Trust Program Administrator include, among other things, administering day-to-day aspects of the Program and carrying out the specific responsibilities set forth in the Program.
At a meeting of the Board held on September 17, 2020, the Trust Program Administrator provided an annual written report (the “Report”) to the Board to address the operation of the Program and assess its adequacy and the effectiveness of its implementation during the period from the Program's inception on June 1, 2019 through June 30, 2020 (the “Reporting Period”). The Report noted that there were no material changes to the Program during the Reporting Period. Additionally, the Report noted that, during the Reporting Period: I) the Funds classified and reported liquidity classifications of portfolio holdings in accordance with the Program and the Liquidity Rule and no Fund was required to restate the liquidity classification reported on Form N-PORT of any portfolio investment; 2) no Fund breached the 15% limitation on illiquid investments; 3) no Fund designated as a primarily highly liquid fund as defined in the Program (each such Fund, a “PHLF”) failed to qualify as a PHLF causing the designation of such Fund to be changed (each of the Funds, except for the Penn Capital Defensive Floating Rate Income Fund, was designated as a PHLF); and 4) the Penn Capital Defensive Floating Rate Income Fund complied with its designated highly liquid investment minimum (“HLIM”). The Report further stated that the Trust Program Administrator concluded that the Program has been implemented effectively and is reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Report described the annual review and assessment of each Fund’s liquidity risk as set forth in the Program in accordance with the Liquidity Rule, including the key considerations and conclusions of the review and noted that it was determined each Fund’s strategy remains appropriate for an open-end structure.
Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

PENN CAPITAL FUNDS TRUST
PRIVACY POLICY
FACTS	WHAT DOES THE PENN CAPITAL FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. The information can include:
• Social Security number
• Account balances and account transactions
• Assets and transaction history
When you are no longer our client, we continue to share your information as described in this notice.

How?
All financial companies need to share clients’ personal information to run the everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons PENN chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Penn share?	Can you limit this sharing?
For everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes - to offer our products and services to you	No	No
For joint marketing with other financial companies	No	No
For affiliates’ everyday business purposes - information about transaction(s) and experiences	Yes	No
For affiliates’ everyday business purposes - information about your creditworthiness	No	No
For nonaffiliates to market to you	No	No
Questions?	Call 215-302-1500 or go to www.penncapital.com

PENN CAPITAL FUNDS TRUST
PRIVACY POLICY
Who we are
Who is providing this notice?	Penn Capital Management Company, Inc. and its affiliates (“Penn”)
What we do
How does Penn protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer and secured files and buildings.
How does Penn collect my personal information?	We collect your personal information, for example, when you • Open an account or deposit money • Provide information on client questionnaires
Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates everyday business purposes -
  information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or nonfinancial companies • PENN Capital Funds Group LLC • PENN Capital Funds Trust • Penn Capital Management Company, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial or nonfinancial companies • Penn does not share information with nonaffiliates
Joint marketing	A formal agreement between non affiliated companies that together market financial products or services to you • Penn does not have joint marketing partners
Other important information
This notice replaces all previous notices of our consumer privacy policy, and may be amended from time to time. Penn will inform you of updates or changes as required by law.

Board of Trustees
Dennis S. Hudson, III
John R. Schwab
Richard A. Hocker
Investment Advisor
Penn Capital Management Company, LLC.
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101
Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com
BEFORE INVESTING YOU SHOULD CAREFULLYCONSIDER THE FUND’S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THISAND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUSAND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 13. Exhibits.
(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	PENN Capital Funds Trust

By (Signature and Title)	/s/ Richard A. Hocker
Richard A. Hocker, President

Date	2/22/2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Richard A. Hocker
Richard A. Hocker, President

Date	2/22/2021

By (Signature and Title)	/s/ Gerald McBride
Gerald McBride, Treasurer

Date	2/22/2021